Travelers Life & Annuity Portfolio Architect L Variable Annuity
Prospectus:

The Travelers Separate Account Nine For Variable Annuities
The Travelers Separate Account Ten For Variable Annuities

This prospectus describes Travelers Life & Annuity Portfolio Architect L Variable Annuity, a flexible premium deferred variable annuity contract (the “Contract”) issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“Qualified Contracts”) as well as those that do not qualify for such treatment (“Nonqualified Contracts”). We may issue it as an individual Contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract’s provisions. For convenience, we refer to contracts and certificates as “Contracts.”

You can choose to have your premium (“Purchase Payments”) accumulate on a variable and, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Capital Appreciation Fund	PIMCO Variable Insurance Trust
Money Market Portfolio (Travelers)	Real Return Portfolio — Administrative Class
AllianceBernstein Variable Product Series Fund, Inc.	Total Return Portfolio — Administrative Class
AllianceBernstein Premier Growth Portfolio — Class B	Putnam Variable Trust
American Funds Insurance Series	Putnam VT International Equity Fund — Class IB Shares
Global Growth Fund — Class 2 Shares	Putnam VT Small Cap Value Fund — Class IB Shares
Growth Fund — Class 2 Shares	Salomon Brothers Variable Series Funds Inc.
Growth-Income Fund — Class 2 Shares	All Cap Fund — Class I
Delaware VIP Trust	Investors Fund — Class I
Delaware VIP REIT Series — Standard Class	Large Cap Growth Fund — Class I
Dreyfus Variable Investment Fund	Small Cap Growth Fund — Class I
Dreyfus Variable Investment Fund — Appreciation Portfolio —	The Travelers Series Trust
Initial Shares	Convertible Securities Portfolio
Dreyfus Variable Investment Fund — Developing Leaders	Disciplined Mid Cap Stock Portfolio
Portfolio — Initial Shares	Equity Income Portfolio
Franklin Templeton Variable Insurance Products Trust	Federated High Yield Portfolio
Mutual Shares Securities Fund — Class 2 Shares	Federated Stock Portfolio
Templeton Developing Markets Securities Fund — Class 2 Shares	Large Cap Portfolio
Templeton Growth Securities Fund — Class 2 Shares	Lazard International Stock Portfolio
Greenwich Street Series Fund	MFS Emerging Growth Portfolio
Equity Index Portfolio — Class II Shares	MFS Mid Cap Growth Portfolio
Salomon Brothers Variable Emerging Growth Fund — Class I	MFS Research Portfolio
Shares	Pioneer Fund Portfolio
Salomon Brothers Variable Growth & Income Fund — Class I	Travelers Quality Bond Portfolio
Shares	Travelers Series Fund Inc.
Janus Aspen Series	AIM Capital Appreciation Portfolio
Balanced Portfolio — Service Shares	Strategic Equity Portfolio
Global Life Sciences Portfolio — Service Shares	MFS Total Return Portfolio
Global Technology Portfolio — Service Shares	SB Adjustable Rate Income Portfolio – Class I Shares
Worldwide Growth Portfolio — Service Shares	Van Kampen Life Investment Trust
Lazard Retirement Series, Inc.	Comstock Portfolio Class II Shares
Lazard Retirement Small Cap Portfolio	Enterprise Portfolio Class II Shares
Lord Abbett Series Fund, Inc.	Variable Insurance Products Fund II
Growth and Income Portfolio	Contrafund® Portfolio — Service Class 2
Mid-Cap Value Portfolio	Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2
Mid Cap Portfolio — Service Class 2

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated August 11, 2003. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC’s website (http://www.sec.gov). See Appendix D for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus dated August 11, 2003

TABLE OF CONTENTS

Glossary	3	The Annuity Period	35
Summary	5	Maturity Date	35
Fee Table	8	Allocation of Annuity	36
Condensed Financial Information	16	Variable Annuity	36
The Annuity Contract	16	Fixed Annuity	36
Contract Owner Inquiries	16	Payment Options	36
Purchase Payments	16	Election of Options	36
Accumulation Units	17	Annuity Options	37
The Variable Funding Options	17	Variable Liquidity Benefit	37
The Fixed Account	21	Miscellaneous Contract Provisions	38
Charges and Deductions	21	Right to Return	38
General	21	Termination	38
Withdrawal Charge	22	Required Reports	38
Free Withdrawal Allowance	23	Suspension of Payments	38
Transfer Charge	23	The Separate Accounts	38
Administrative Charges	23	Performance Information	39
Mortality and Expense Risk Charge	23	Federal Tax Considerations	40
E.S.P. Charge	23	Non-Resident Aliens	40
GMWB Charge	24	General Taxation of Annuities	40
Variable Liquidity Benefit Charges	24	Types of Contracts: Qualified or
Variable Funding Option Expenses	24	Nonqualified	40
Premium Tax	24	Nonqualified Annuity Contracts	40
Changes in Taxes Based Upon Premium		Puerto Rico Tax Considerations	41
or Value	24	Qualified Annuity Contracts	41
Transfers	24	Penalty Tax for Premature Distributions	41
Dollar Cost Averaging	25	Diversification Requirements for Variable
Access to Your Money	26	Annuities	42
Guaranteed Minimum Withdrawal Benefit	26	vOwnership of the Investments	42
Systematic Withdrawals	28	Mandatory Distributions for Qualified Plans	42
Ownership Provisions	28	Taxation of Death Benefit Proceeds	42
Types of Ownership	28	Other Information	42
Contract Owner	28	The Insurance Companies	42
Beneficiary	29	Financial Statements	43
Annuitant	29	Distribution of Variable Annuity Contracts	43
Contingent Annuitant	29	Conformity with State and Federal Laws	43
Death Benefit	29	Voting Rights	44
Death Proceeds before the Maturity Date	29	Legal Proceedings and Opinions	44
E.S.P	32	Appendix A: Condensed Financial
Payment of Proceeds	32	Information: Fund BD III for Variable
Spousal Contract Continuance	34	Annuities	A-1
Beneficiary Contract Continuance	34	Appendix B: Condensed Financial
Planned Death Benefit	35	Information: Fund BD IV for Variable
Death Proceeds after Maturity Date	35	Annuities	B-1
		Appendix C: The Fixed Account	C-1
		Appendix D: Contents of the Statement of
		Additional Information	D-1

Glossary

Accumulation Unit — an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

Annuitant — the person on whose life the Maturity Date and Annuity Payments depend.

Annuity Payments — a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

Annuity Unit — an accounting unit of measure used to calculate the amount of Annuity Payments.

Cash Surrender Value — the Contract Value less any withdrawal charge and premium tax not previously deducted.

Code — the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

Contingent Annuitant — the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

Contract Date — the date on which the Contract is issued.

Contract Owner (you) — the person named in the Contract (on the specifications page) as the owner of the Contract.

Contract Value — Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

Contract Years — twelve month periods beginning with the Contract Date.

Death Report Date — the day on which we have received 1) Due Proof of Death and 2) written payment instructions or election of spousal or beneficiary contract continuation.

Due Proof of Death — (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

Fixed Account — an account that consists of all of the assets under this Contract other than those in the Separate Account.

Home Office — the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

Maturity Date — the date on which the Annuity Payments are to begin.

Payment Option — an annuity or income option elected under your Contract.

Purchase Payment — any premium paid by you to initiate or supplement this Contract.

Qualified Contract — a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408(b), or 414(d) of the Code.

Separate Account — a segregated account registered with the Securities and Exchange Commission (“SEC”), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

Subaccount — that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

Underlying Fund — a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

Valuation Date — a date on which a Subaccount is valued.

Valuation Period — the period between successive valuations.

Variable Funding Option — a Subaccount of the Separate Account that invests in an Underlying Fund.

We, us, our — The Travelers Insurance Company or The Travelers Life and Annuity Company.

Written Request — written information sent to us in a form and content satisfactory to us and received at our Home Office.

You, your — the Contract Owner.

Summary:

Travelers Life & Annuity Portfolio Architect L Variable Annuity

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

What company will issue my Contract? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company (“the Company,” “We” or “Us”). Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account (“Separate Account”). The Travelers Insurance Company sponsors the Travelers Separate Account Nine for Variable Annuities (“Separate Account Nine”); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Ten for Variable Annuities (“Separate Account Ten”). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the “Fixed Account”). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under Qualified Contracts, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under Nonqualified Contracts, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

Who should purchase this Contract? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified contracts include contracts qualifying under Section 401(a), 403(b), 408(b), or 414(d) of the Code. Purchase of this Contract through a tax qualified retirement plan (“Plan”) does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

If you are age 75 or younger (or age 80 or younger if you select the Annual Step-Up) you may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

Can I exchange my current annuity contract for this Contract? The Code generally permits you to exchange one annuity contract for another in a “tax-free exchange.” Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

Is there a right to return period? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

Can you give a general description of the Variable Funding Options and how they operate? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. However, this restriction does not apply to transfers that are a part of the dollar cost averaging program.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk (“M&E”) charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.60% for the Deferred Annual Step-Up, 1.70% for the Annual Step-Up and 1.90% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% in Contract Years five and later.

If you select the Enhanced Stepped-Up Provision (“E.S.P.”), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. This provision is not available when either the Annuitant or owner is age 76 or older on the rider effective date.

If you select the Guaranteed Minimum Withdrawal Benefit (“GMWB”) (“Principal Guarantee”), a maximum of 1.00% annually will be deducted from amounts in the Variable Funding Options.

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 6% of the amounts withdrawn. Please refer to The Annuity Period for a description of this benefit.

How will my Purchase Payments and withdrawals be taxed? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59½ when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

What is the death benefit under the Contract? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

Where may I find out more about Accumulation Unit values? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

Are there any additional features? This Contract has other features you may be interested in. These include:

    Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.
    Systematic Withdrawal Option. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.
    Automatic Rebalancing. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.
    Managed Distribution Program. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service’s minimum distribution requirements imposed on certain contracts once the owner reaches age 70½ or retires. These minimum distributions occur during the accumulation phase.
    Spousal Contract Continuance (subject to availability). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.
    Enhanced Stepped-Up Provision (“E.S.P.”). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.
    Beneficiary Contract Continuance (not permitted for non-natural beneficiaries). If you die before the Maturity Date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.
    Guaranteed Minimum Withdrawal Benefit. (“GMWB”)(“Principal Guarantee”) For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you a maximum of 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payments have been returned in full. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB.

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, taking withdrawals from, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, take withdrawals from the Contract, surrender the Contract, or transfer Contract Value between Funding Options. Expenses shown do not include premium taxes, which may be applicable.

Contract Owner Transaction Expenses

Withdrawal Charge	6%(1)
(as a percentage of the Purchase Payments withdrawn)

Transfer Charge	$10(2)
(assessed on transfers that exceed 12 per year)

Variable Liquidity Benefit Withdrawal Charge	6%(3)
(as a percentage of amounts withdrawn during Annuity Period)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

Annual Contract Administrative Charge                $30(4)

______________

  (1)   The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:

Years Since Purchase Payment Made		Withdrawal Charge

Greater than or equal to	But less than
0 years	1 year	6%
1 year	2 years	5%
2 years	3 years	4%
3 years	4 years	3%
4+ years		0%

  (2)   We currently do not assess the transfer charge.

  (3)   The Variable Liquidity Benefit Charge declines to zero after four years. This charge only applies upon annuitization. The charge is as follows:

Years Since Initial Purchase Payment Made		Withdrawal Charge

Greater than or Equal To	But less than
0 years	1 year	6%
1 year	2 years	5%
2 years	3 years	4%
3 years	4 years	3%
4+ years		0%

     (4)   We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

Separate Account Annual Expenses (as a percentage of average daily net assets of the Separate Account)

	Deferred Annual Step-Up Death Benefit (“Standard”)	Annual Step-Up Death Benefit	Roll-Up Death Benefit
Mortality and Expense Risk Charge	1.60%	1.70%	1.90%
Administrative Expense Charge	0.15%	0.15%	0.15%
Total Separate Account Annual Charges With No Optional Features Selected	1.75%	1.85%	2.05%
Optional E.S.P. Charge	0.20%	0.20%	0.20%
Total Separate Account Annual Charges With E.S.P. Only Selected	1.95%	2.05%	2.25%
Maximum Optional GMWB Charge	1.00%(5)	1.00%(5)	1.00%(5)
Total Separate Account Annual Charges With GMWB Only Selected	2.75%	2.85%	3.05%
Total Separate Account Annual Charges With E.S.P. And GMWB Selected	2.95%	3.05%	3.25%

______________

   (5)   The current charge for GMWB is 0.40%.

Variable Funding Option Expenses:

The next item shows the minimum and maximum total operating expenses charged by any of the Funds as of December 31, 2002 that you may pay periodically during the time that you own the Contract. The second item shows each Fund’s fees and expenses as of December 31, 2002. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Minimum and Maximum Total Annual Fund Operating Expenses as of December 31, 2002

	Minimum (before reimbursement)	Maximum (before reimbursement)

Total Annual Fund Operating Expenses (Expenses that are deducted from the Underlying Fund assets including management fees, distribution, and/or 12b-1 fees, and other expenses.)	0.42%	10.76%

Fund Fees and Expenses as of December 31, 2002 (unless otherwise indicated)
(as a percentage of average daily net assets of the funding option)

Funding Options:	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

Capital Appreciation Fund	0.81%	—	0.03%	0.84	%(18)
Money Market Portfolio (Travelers)	0.38%	—	0.04%	0.42	%(1)
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Premier Growth Portfolio — Class B*	1.00%	0.25%	0.06%	1.31%
American Funds Insurance Series
Global Growth Fund — Class 2 Shares*	0.67%	0.25%	0.04%	0.96%
Growth Fund — Class 2 Shares*	0.38%	0.25%	0.02%	0.65%
Growth-Income Fund — Class 2 Shares*	0.34%	0.25%	0.01%	0.60%
Delaware VIP Trust
Delaware VIP REIT Series — Standard Class	0.75%	—	0.09%	0.84	%(3)
Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Appreciation Portfolio — Initial Shares	0.75%	—	0.03%	0.78%
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	0.75%	—	0.06%	0.81%
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 Shares*	0.60%	0.25%	0.21%	1.06	%(4)
Templeton Developing Markets Securities Fund — Class 2 Shares*	1.25%	0.25%	0.33%	1.83	%(5)
Templeton Growth Securities Fund — Class 2 Shares*	0.81%	0.25%	0.06%	1.12	%(6)

Funding Options:	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares*	0.31%	0.25%	0.05%	0.61%(7)
Salomon Brothers Variable Emerging Growth Fund — Class I Shares	0.95%	—	0.61%	1.56%(15)
Salomon Brothers Variable Growth & Income Fund — Class I Shares	0.65%	—	0.71%	1.36%(15)
Janus Aspen Series
Balanced Portfolio — Service Shares*	0.65%	0.25%	0.02%	0.92%(8)
Global Life Sciences Portfolio — Service Shares*	0.65%	0.25%	0.22%	1.12%(8)
Global Technology Portfolio — Service Shares*	0.65%	0.25%	0.07%	0.97%(8)
Worldwide Growth Portfolio — Service Shares*	0.65%	0.25%	0.05%	0.95%(8)
Lazard Retirement Series, Inc.
Lazard Retirement Small Cap Portfolio*	0.75%	0.25%	0.42%	1.42%(9)
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	0.50%	—	0.46%	0.96%(10)
Mid-Cap Value Portfolio	0.75%	—	0.40%	1.15%(11)
PIMCO Variable Insurance Trust
Real Return Portfolio — Administrative Class	0.25%	—	0.42%	0.67%(12)
Total Return Portfolio — Administrative Class	0.25%	—	0.41%	0.66%(13)
Putnam Variable Trust
Putnam VT International Equity Fund – Class IB Shares*	0.77%	0.25%	0.22%	1.24%
Putnam VT Small Cap Value Fund — Class IB Shares*	0.80%	0.25%	0.12%	1.17%
Salomon Brothers Variable Series FundsInc.
All Cap Fund — Class I	0.85%	—	0.12%	0.97%
Investors Fund — Class I	0.70%	—	0.11%	0.81%(14)
Large Cap Growth Fund — Class I	0.75%	—	10.01%	10.76%(19)
Small Cap Growth Fund — Class I	0.75%	—	0.55%	1.30%
The Travelers Series Trust
Convertible Securities Portfolio	0.66%	—	0.15%	0.81%(15)
Disciplined Mid Cap Stock Portfolio	0.76%	—	0.09%	0.85%(15)
Equity Income Portfolio	0.75%	—	0.09%	0.84%(16)
Federated High Yield Portfolio	0.71%	—	0.18%	0.89%(15)
Federated Stock Portfolio	0.69%	—	0.15%	0.84%(15)
Large Cap Portfolio	0.75%	—	0.10%	0.85%(17)
Lazard International Stock Portfolio	0.89%	—	0.17%	1.06%(18)
MFS Emerging Growth Portfolio	0.81%	—	0.08%	0.89%(15)
MFS Mid Cap Growth Portfolio	0.86%	—	0.07%	0.93%(19)
MFS Research Portfolio	0.86%	—	0.08%	0.94%(19)
Pioneer Fund Portfolio	0.81%	—	0.19%	1.00%(20)
Travelers Quality Bond Portfolio	0.38%	—	0.06%	0.44%(21)

Funding Options:	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	0.80%	—	0.05%	0.85%(22)
Strategic Equity Portfolio	0.80%	—	0.03%	0.83%(22)
MFS Total Return Portfolio	0.80%	—	0.03%	0.83%(22)
SB Adjustable Rate Income Portfolio – Class I*	0.60%	0.25%	0.21%	1.06%**
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares*	0.60%	0.25%	0.09%	0.94%
Enterprise Portfolio Class II Shares*	0.50%	0.25%	0.17%	0.92%(23)
Variable Insurance Products Fund II
Contrafund® Portfolio - Service Class 2*	0.58%	0.25%	0.10%	0.93%(24)
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio - Service Class 2*	0.58%	0.25%	1.96%	2.79%(25)
Mid Cap Portfolio - Service Class 2*	0.58%	0.25%	0.12%	0.95%(26)

______________

  * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

      **   “Other Expenses” are based on estimated amounts for the current fiscal year.

     #   Expense reimbursements or waivers that are voluntary may be terminated at any time.

Notes

     (1)   The Travelers Insurance Company reimbursed Money Market Portfolio for $71,805 in expenses for the year ended December 31, 2002. For the year ended December 31, 2002, there was a voluntary expense limitation. As a result of the voluntary expense limitation, the ratio of expense to average net assets will not exceed 0.40%. Management fee includes an administration fee.

     (2)   Not applicable.

     (3)   The investment advisor for the Delaware VIP REIT Series is Delaware Management Company (“DMC”). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.85%. For the period May 1, 2002 through April 30, 2003, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Effective May 1, 2003 through April 30, 2004, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) will not exceed 0.95%. Under its Management Agreement, the S eries pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

     (4)   The Fund’s Class 2 distribution plan or “rule 12b-1 plan” is described in the Fund’s prospectus. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

     (5)   The Fund's Class 2 distribution plan or “rule 12b-1 plan” is described in the Fund's prospectus.

     (6)   The Fund administration fee is paid indirectly through the management fee. The Fund’s Class 2 distribution plan or “rule 12b-1 plan” is described in the Fund’s prospectus.

     (7)   Management fee includes administration fees. Effective June 24, 2002, the Advisory fee for GSS Equity Index Portfolio increased to 0.25% from 0.15%, therefore the actual Management fee for the year was a blended rate of 0.20% plus 0.06% in Administration fees.

     (8)   Expenses for all Portfolios are based upon expenses for the year ended December 31, 2002. All expenses are shown without the effect of any expense offset arrangements.

     (9)   The Fund maintains a voluntary expense cap of 1.25%.

     (10)   “Other Expenses” and “Total Annual Fund Operating Expenses” have been restated based on estimates for the current fiscal year.

     (11)   “Other Expenses” and “Total Annual Fund Operating Expenses” have been restated based on estimates for the current fiscal year. For the year 2003, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Fund’s expenses to the extent necessary to maintain its “Other Expenses” at an aggregate rate of 0.40% of its average daily net assets.

     (12)   “Other Expenses” reflects a 0.25% administrative fee, 0.01% representing the class' pro rata Trustees’ fees, and 0.01% interest expense. Interest expense is generally incurred as a result of investment management activities. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Ratio of net expenses to average net assets excluding interest expense is 0.65%.

     (13)   “Other Expenses” reflects a 0.25% administrative fee, and 0.01% representing the Portfolio’s pro rata Trustees’ fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

     (14)   As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

     (15)   Management fee includes an administration fee. Fund has a voluntary expense cap of 0.80%.

     (16)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Equity Income Portfolio were 0.78%.

     (17)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Large Cap Portfolio were 0.81%.

     (18)   Management fee includes an administration fee. Fund has a voluntary expense cap of 1.25%.

     (19)   Management fee includes an administration fee. Fund has a voluntary expense cap of 1.00%.

     (20)   The expense information in the table has been restated to reflect current fees that would have been applicable if they had been in effect during the previous fiscal year. On April 22, 2003, the shareholders of the fund approved a new investment advisory agreement, which became effective May 1, 2003. Under the new agreement, the management fee increased by 0.10%. The management fee also includes a 0.06% fee for administrative services.

     (21)   Management fee includes an administration fee. Fund has a voluntary expense cap of 0.75%.

     (22)   Fund has a voluntary expense cap of 1.25%.

     (23)   Because certain expenses were assumed by Van Kampen, Total Annual Operating Expenses for the Enterprise Portfolio Class II were 0.85%.

     (24)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Contrafund Portfolio — Service Class 2 were 0.90%.

     (25)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. These offsets may be discontinued at any time. Also, The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.75%. This arrangement can be discontinued by the fund's manager at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Dynamic Capital Appreciation Portfolio — Service Class 2 were 1.63%.

     (26)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Mid Cap Portfolio — Service Class 2 were 0.88%.

Examples

The Example is intended to help you compare the cost of investing in the Contract for the time periods indicated. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund fees and expenses.

The example shows what your costs would be under certain hypothetical situations. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown. We base the example on the maximum annual expenses of the Underlying Funds for the year ended December 31, 2002. The example is based on the Funds’ maximum Total Annual Operating Expenses before reimbursement, and does not reflect any waivers or reimbursements. If you have selected Variable Funding Options that have voluntarily or contractually agreed to limit the Total Annual Operating Expenses, your expenses may be lower.

You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets, and Separate Account charges of 3.25%, which is the maximum charge for the maximum number of optional benefits. For those contracts that do not elect the maximum number of optional benefits, the expenses would be lower. The examples also reflect the annual contract administrative charge.

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

Capital Appreciation Fund	1012	1648	2098	4292	412	1248	2098	4292
Money Market Portfolio (Travelers)	971	1527	1903	3935	371	1127	1903	3935
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Premier Growth Portfolio - Class B	1058	1781	2311	4672	458	1381	2311	4672
American Funds Insurance Series
Global Growth Fund - Class 2 Shares	1024	1682	2153	4391	424	1282	2153	4391
Growth Fund - Class 2 Shares	993	1593	2010	4132	393	1193	2010	4132
Growth-Income Fund - Class 2 Shares	989	1579	1987	4090	389	1179	1987	4090
Delaware VIP Trust
Delaware VIP REIT Series - Standard Class	1012	1648	2098	4292	412	1248	2098	4292
Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund - Appreciation Portfolio - Initial Shares	1006	1630	2070	4242	406	1230	2070	4242
Dreyfus Variable Investment Fund - Developing Leaders Portfolio - Initial Shares	1009	1639	2084	4267	409	1239	2084	4267
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund - Class 2 Shares	1034	1710	2198	4472	434	1310	2198	4472
Templeton Developing Markets Securities Fund - Class 2 Shares	1109	1926	2540	5069	509	1526	2540	5069
Templeton Growth Securities Fund - Class 2 Shares	1040	1727	2226	4520	440	1327	2226	4520
Greenwich Street Series Fund
Equity Index Portfolio - Class II Shares	989	1582	1992	4098	389	1182	1992	4098
Salomon Brothers Variable Emerging Growth Fund - Class I Shares	1083	1851	2422	4866	483	1451	2422	4866
Salomon Brothers Variable Growth & Income Fund - Class I Shares	1063	1795	2333	4711	463	1395	2333	4711
Janus Aspen Series
Balanced Portfolio - Service Shares	1020	1670	2135	4358	420	1270	2135	4358
Global Life Sciences Portfolio - Service Shares	1040	1727	2226	4520	440	1327	2226	4520
Global Technology Portfolio - Service Shares	1025	1685	2157	4399	425	1285	2157	4399
Worldwide Growth Portfolio - Service Shares	1023	1679	2148	4382	423	1279	2148	4382
Lazard Retirement Series, Inc.
Lazard Retirement Small Cap Portfolio	1069	1812	2360	4758	469	1412	2360	4758
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	1024	1682	2153	4391	424	1282	2153	4391
Mid-Cap Value Portfolio	1043	1736	2239	4545	443	1336	2239	4545
PIMCO Variable Insurance Trust
Real Return Portfolio - Administrative Class	995	1599	2020	4149	395	1199	2020	4149
Total Return Portfolio - Administrative Class	994	1596	2015	4141	394	1196	2015	4141
Putnam Variable Trust
Putnam VT International Equity Fund - Class IB Shares	1051	1761	2280	4616	451	1361	2280	4616
Putnam VT Small Cap Value Fund - Class IB Shares	1045	1741	2248	4561	445	1341	2248	4561

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Salomon Brothers Variable Series Funds Inc.
All Cap Fund - Class I	1025	1685	2157	4399	425	1285	2157	4399
Investors Fund - Class I	1009	1639	2084	4267	409	1239	2084	4267
Large Cap Growth Fund - Class I	1939	4065	5591	9075	1339	3665	5591	9075
Small Cap Growth Fund - Class I	1057	1778	2307	4664	457	1378	2307	4664
The Travelers Series Trust
Convertible Securities Portfolio	1009	1639	2084	4267	409	1239	2084	4267
Disciplined Mid Cap Stock Portfolio	1013	1650	2103	4300	413	1250	2103	4300
Equity Income Portfolio	1012	1648	2098	4292	412	1248	2098	4292
Federated High Yield Portfolio	1017	1662	2121	4333	417	1262	2121	4333
Federated Stock Portfolio	1012	1648	2098	4292	412	1248	2098	4292
Large Cap Portfolio	1013	1650	2103	4300	413	1250	2103	4300
Lazard International Stock Portfolio	1034	1710	2198	4472	434	1310	2198	4472
MFS Emerging Growth Portfolio	1017	1662	2121	4333	417	1262	2121	4333
MFS Mid Cap Growth Portfolio	1021	1673	2139	4366	421	1273	2139	4366
MFS Research Portfolio	1022	1676	2144	4374	422	1276	2144	4374
Pioneer Fund Portfolio	1028	1693	2171	4423	428	1293	2171	4423
Travelers Quality Bond Portfolio	973	1533	1912	3952	373	1133	1912	3952
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	1013	1650	2103	4300	413	1250	2103	4300
Strategic Equity Portfolio	1011	1645	2093	4283	411	1245	2093	4283
MFS Total Return Portfolio	1011	1645	2093	4283	411	1245	2093	4283
SB Adjustable Rate Income Portfolio – Class I	1034	1710	2198	4472	434	1310	2198	4472
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	1022	1676	2144	4374	422	1276	2144	4374
Enterprise Portfolio Class II Shares	1020	1670	2135	4358	420	1270	2135	4358
Variable Insurance Products Fund II
Contrafund® Portfolio - Service Class 2	1021	1673	2139	4366	421	1273	2139	4366
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio - Service Class 2	1202	2187	2948	5744	602	1787	2948	5744
Mid Cap Portfolio - Service Class 2	1023	1679	2148	4382	423	1279	2148	4382

We and our affiliates receive payments, offsets, commissions on directed brokerage, and other revenue from some of the Underlying Funds, their affiliates or service providers for providing administrative services or other services for a fund. These services may include record keeping, printing and mailing of reports and providing customer service. The payments vary in amount and currently we may receive payments at an annual rate of up to .50% of the average net amount invested in the Underlying Fund on behalf of the Separate Accounts. There may be other payments besides those mentioned above. However, there are no additional charges or expenses to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

We encourage you to compare and contrast the fees, expenses, benefits and features of the variable annuity described in this prospectus against those of other investment products, including other variable annuity products offered by us. Before purchasing this or any other investment product you should consider whether this or any other product is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and other personal characteristics or needs.

CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

THE ANNUITY CONTRACT

Travelers Life & Annuity Portfolio Architect L Variable Annuity is a contract between the Contract Owner (“you”) and the Company. This is the prospectus — it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

We encourage you to compare and contrast the fees, expenses, benefits and features of the variable annuity described in this prospectus against those of other investment products, including other variable annuity products offered by us. Before purchasing this or any other investment product you should consider whether this or any other product is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and other personal characteristics or needs.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account (“Separate Account Contract Value”) or interest on the amounts you allocate to the Fixed Account (“Fixed Account Con tract Value”). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term “Written Request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

Purchase Payments

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

Accumulation Units

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. An Accumulation Unit works like a share of a mutual fund. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

The Variable Funding Options

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Please note that during extended periods of low interest rates, the yields of the Underlying Fund that invest in the Smith Barney Money Market Portfolio may also become extremely low and possibly negative after the deduction of fees and charges. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.

If any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. A substituted Underling Fund may have different fees and expenses. Substitution may be made with respect to existing Contract Value or future Purchase Payments, or both for some or all classes of contracts. In addition, we may close Variable Funding Options to allocation of Purchase Payments or Contract Value, or both for some or all classes of Contracts, at anytime in our sole discretion. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

Funding Option	Investment Objective	Investment Adviser/Subadviser

Capital Appreciation Fund	Seeks growth of capital. The Fund normally invests in equity securities of issuers of any size and in any industry.	Travelers Asset Management International Company LLC (“TAMIC”) Subadviser: Janus Capital Corp. (“Janus Capital”)
Money Market Portfolio (Travelers)	Seeks high current return with preservation of capital and liquidity. The Fund normally invests in high-quality short term money market instruments.	TAMIC
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Premier Growth Portfolio — Class B	Seeks growth of capital. The Fund normally invests in equity securities of a relatively small number of intensely researched U.S. companies.	Alliance Capital Management L.P.

Funding Option	Investment Objective	Investment Adviser/Subadviser

American Funds Insurance Series
Global Growth Fund — Class 2 Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies located around the world.	Capital Research and Management Co. (“CRM”)
Growth Fund — Class 2 Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies that appear to offer superior opportunities for growth of capital.	CRM
Growth-Income Fund — Class 2 Shares	Seeks capital appreciation and income. The Fund normally invests in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.	CRM
Delaware VIP Trust
Delaware VIP REIT Series — Standard Class	Seeks to achieve maximum long term total return with capital appreciation as a secondary objective. The Fund normally invests in companies that manage a portfolio of real estate to earn profits for shareholders (REITS).	Delaware Management Company
Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Appreciation Portfolio — Initial Shares	Seeks long term capital growth consistent with the preservation of capital. Current income is a secondary objective. The Fund normally invests in common stocks of established companies.	The Dreyfus Corporation (“Dreyfus”) Subadviser: Fayez Sarofim & Co.
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	Seeks to maximize capital appreciation. The Fund normally invests in companies with market capitalizations of less than $2 billion at the time of purchase.	Dreyfus
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 Shares	Seeks capital appreciation. Income is a secondary objective. The Fund normally invests in equity securities of companies believed to be undervalued.	Franklin Mutual Advisers, LLC
Franklin Templeton Variable Insurance Products Trust (continued)
Templeton Developing Markets Securities Fund — Class 2 Shares	Seeks long-term capital appreciation. The Fund normally invests in the investments of emerging market countries, primarily equity securities.	Templeton Asset Management Ltd.
Templeton Growth Securities Fund — Class 2 Shares	Seeks long-term capital growth. The Fund normally invests in equity securities of companies located anywhere in the world, including the U.S. and emerging markets.	Templeton Global Advisors Limited
Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares	Seeks investment results that, before expenses, correspond to the price and yield performance of the S&P 500 Index. The Fund normally invests in equity securities, or other investments with similar economic characteristics that are included in the S&P 500 Index.	Travelers Investment Management Company (“TIMCO”)
Salomon Brothers Variable Emerging Growth Fund — Class I Shares	Seeks capital appreciation. The Fund normally invests in common stocks of emerging growth companies.	Salomon Brothers Asset Management (“SBAM”)
Salomon Brothers Variable Growth & Income Fund — Class I Shares	Seeks income and long-term capital growth. The Fund normally invests in equity securities that provide dividend or interest income and it also invests in non-income producing stocks for potential appreciation in value.	SBAM
Janus Aspen Series
Balanced Portfolio — Service Shares	Seeks long term capital growth, consistent with preservation of capital and balanced by current income. The Fund normally invests in common stocks selected for their growth potential and other securities selected for their income potential.	Janus Capital

Funding Option	Investment Objective	Investment Adviser/Subadviser

Global Life Sciences Portfolio — Service Shares	Seeks long-term growth of capital. The Fund normally invests in securities of companies with a life science (e.g. health, personal care, pharmaceuticals) orientation.	Janus Capital
Global Technology Portfolio — Service Shares	Seeks long-term growth of capital. The Fund normally invests in securities of companies that are expected to benefit from advances or improvements in technology.	Janus Capital
Worldwide Growth Portfolio — Service Shares	Seeks growth of capital in a manner consistent with the preservation of capital. The Fund normally invests in the common stocks of companies of any size throughout the world.	Janus Capital
Lazard Retirement Series, Inc.
Lazard Retirement Small Cap Portfolio	Seeks long-term capital appreciation. The Fund normally invests in equity securities, principally common stocks, of relatively small U.S. companies that are believed to be undervalued based on their earnings, cash flow or asset values.	Lazard Asset Management, LLC
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	Seeks long-term growth of capital and income without excessive fluctuations in market value. The Fund normally invests in equity securities of large, seasoned, U.S. and multinational companies believed to be undervalued.	Lord Abbett & Co.
Mid-Cap Value Portfolio	Seeks capital appreciation. The Fund normally invests in common stocks of mid-sized companies believed to be undervalued.	Lord Abbett & Co.
PIMCO Variable Insurance Trust
Real Return Portfolio — Administrative Class	Seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Fund normally invests in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments or government sponsored enterprises.	Pacific Investment Management Company LLC
Total Return Portfolio — Administrative Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Fund normally invests in intermediate maturity fixed income securities.	Pacific Investment Management Company LLC
Putnam Variable Trust
Putnam VT International Equity Fund — Class IB Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies outside the U S.	Putnam Investment Management
Putnam VT Small Cap Value Fund — Class IB Shares	Seeks capital appreciation. The Fund normally invests in the common stocks of U.S. companies believed to be undervalued in the market.	Putnam Investment Management
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	Seeks capital appreciation. The Fund normally invests in common stocks and their equivalents of companies believed to be undervalued in the marketplace.	SBAM
Investors Fund — Class I	Seeks long term growth of capital. Secondarily seeks current income. The Fund normally invests in common stocks of established companies.	SBAM
Large Cap Growth Fund — Class I	Seeks long-term growth of capital. The Fund normally invests in equity securities of companies with large market capitalizations.	SBAM
Small Cap Growth Fund — Class I	Seeks long term growth of capital. The Fund normally invests in equity securities of companies with small market capitalizations.	SBAM

Funding Option	Investment Objective	Investment Adviser/Subadviser

The Travelers Series Trust
Convertible Securities Portfolio	Seeks current income and capital appreciation. The Fund normally invests in convertible securities.	TAMIC
Disciplined Mid Cap Stock Portfolio	Seeks growth of capital. The Fund normally invests in the equity securities of companies with mid-size market capitalizations.	TAMIC Subadviser: TIMCO
Equity Income Portfolio	Seeks reasonable income. The Fund normally invests in equity securities with a focus on income producing equities.	TAMIC Subadviser: Fidelity Management & Research Company (“FMR”)
Federated High Yield Portfolio	Seeks high current income. The Fund normally invests in below investment-grade bonds and debt securities.	TAMIC Subadviser: Federated Investment Management Company (‘Federated”)
Federated Stock Portfolio	Seeks growth of income and capital. The Fund normally invests in equity securities that are selected on the basis of traditional research techniques.	TAMIC Subadviser: Federated
Large Cap Portfolio	Seeks long term growth of capital. The Fund normally invests in the securities of companies with large market capitalizations.	TAMIC Subadviser: FMR
The Travelers Series Trust (continued)
Lazard International Stock Portfolio	Seeks capital appreciation. The Fund normally invests in equity securities of non-U.S. domiciled companies located in developed markets.	TAMIC Subadviser: Lazard Asset Management
MFS Emerging Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in common stock and related securities of emerging growth companies.	TAMIC Subadviser: Massachusetts Financial Services (“MFS”)
MFS Mid Cap Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in equity securities of companies with medium market capitalization that are believed to have above average growth potential.	TAMIC Subadviser: MFS
MFS Research Portfolio	Seeks long term growth of capital and future income. The Fund normally invests in the common stocks of companies of any size.	TAMIC Subadviser: MFS
Pioneer Fund Portfolio	Seeks reasonable income and capital growth. The Fund normally invests in equity securities that are carefully selected, reasonably priced securities.	TAMIC Subadviser: Pioneer Investment Management Inc.
Travelers Quality Bond Portfolio	Seeks current income and total return with moderate capital volatility. The Fund normally invests in investment-grade bonds and debt securities.	TAMIC
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	Seeks capital appreciation. The Fund normally invests in common stocks of companies that are likely to benefit from new products, services or processes or have experienced above-average earnings growth.	Travelers Investment Adviser Inc. (“TIA”) Subadviser: AIM Capital Management Inc.
Strategic Equity Portfolio	Seeks capital appreciation. The Fund normally invests in equity securities, primarily in common stocks of domestic issuers, and is not constrained to any particular investment style.	TIA Subadviser: Fidelity Management & Research Company
MFS Total Return Portfolio	Seeks above average income consistent with the prudent employment of capital. Secondarily, seeks growth of capital and income. The Fund normally invests in a broad range of equity and fixed-income securities of both U.S. and foreign issuers.	TIA Subadviser: MFS

Funding Option	Investment Objective	Investment Adviser/Subadviser

Van Kampen Life Investment Trust
SB Adjustable Rate Income Portfolio – Class I	Seeks high current income and to limit the degree of fluctuation of its net asset value resulting from movements in interest rates. The Fund normally invests in adjustable rate securities.	Smith Barney Fund Management, LLC
Comstock Portfolio Class II Shares	Seeks capital growth and income. The Fund normally invests in common and preferred stocks, and convertible securities, of well established undervalued companies.	Van Kampen Asset Management Inc. (“Van Kampen”)
Enterprise Portfolio Class II Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies believed to have above-average potential for capital appreciation.	Van Kampen
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2	Seeks long term capital appreciation. The Fund normally invests in common stocks of companies whose value may not be fully recognized by the public.	FMR
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2	Seeks capital appreciation. The Fund normally invests in growth and/or value common stocks of domestic and foreign issuers.	FMR
Mid Cap Portfolio — Service Class 2	Seeks long term growth of capital. The Fund normally invests in common stocks of companies with medium market capitalizations.	FMR

FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

    the ability for you to make withdrawals and surrenders under the Contracts the death benefit that is paid on the first death of the Contract Owner(s) or Annuitant the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)
    administration of the annuity options available under the Contracts the distribution of various reports to Contract Owners
    the ability to engage in telephone and Internet transactions

Costs and expenses we incur include:

    losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts sales and marketing expenses including commission payments to your sales agent other costs of doing business

Risks we assume include:

    that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;
    that the amount of the death benefit will be greater than the Contract Value that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Withdrawal Charge

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for four years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

Years Since Purchase Payment Made		Withdrawal Charge

Greater than or Equal To	But less than
0 years	1 year	6%
1 year	2 years	5%
2 years	3 years	4%
3 years	4 years	3%
4+ years		0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

(a)	any Purchase Payment to which no withdrawal charge applies, then

(b)	any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

(c)	any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

(d)	any Contract earnings.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

    due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)
    if a lifetime annuity payout has begun, after the first Contract Year under the Managed Distribution Program, or
    if you elect Annuity Payments for a fixed period of at least five years after the first Contract Year.

Partial Withdrawals will be prorated from all Underlying Funds unless you specify otherwise on the Surrender Request Form. If you request a Partial Withdrawal, the amount that you receive may be less than your requested withdrawal amount due to the deduction of applicable taxes and charges, including the Withdrawal Charge. If you want the full requested withdrawal amount you must check the “Net” box on the Surrender Request Form and we will add the amount of the applicable taxes and charges to your requested withdrawal amount.

Free Withdrawal Allowance

The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

Transfer Charge

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

Administrative Charges

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

            (1)   from the distribution of death proceeds

            (2)   after an annuity payout has begun, or

            (3)   if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called “Subaccount administrative charge”) on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

Mortality and Expense Risk Charge

Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Deferred Annual Step-Up Death Benefit the M&E is 1.60% annually. If you choose the Annual Step-Up Death Benefit the M&E is 1.70% annually. If you choose the Roll-Up Death Benefit the M&E is 1.90%. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

E.S.P. Charge

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option.

GMWB Charge

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each funding option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

Variable Liquidity Benefit Charge

If the Variable Liquidity Benefit is selected (available during the annuitization phase only), there is a maximum surrender charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

Years Since Initial Purchase Payment Made		Withdrawal Charge

Greater than or Equal To	But less than
0 years	1 year	6%
1 year	2 years	5%
2 years	3 years	4%
3 years	4 years	3%
4 +years		0%

Please refer to The Annuity Period for a description of this benefit

Variable Funding Option Expenses

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses.

Premium Tax

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

Changes in Taxes Based upon Premium or Value

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

TRANSFERS

Up to 30 days before the Maturity Date, you may transfer all or part of the Contract Value between Variable Funding Options. Please note that the contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

1.	Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Contract Owners. In making this determination, we will consider, among other things, the following factors:

        the total dollar amount being transferred
        the number of transfers you made within the previous three months;

        whether your transfers follow a pattern designed to take advantage of short term market fluctuations and whether your transfers are part of a group of transfers made by a third party on behalf of the individual Contract Owners in the group
2.	Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple Contract Owners. We will notify you in writing before we restrict transfers. We may, among other things:

        reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

If we choose to enforce our contractual rights to restrict transfers to once every six months, we will so notify you in writing.

Future Modifications. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus.

We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the Maturity Date, you may make transfers only if allowed by your contract or with our consent. These restrictions are subject to any state law requirements.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

There are no charges for transfers, however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since different Underlying Funds have different expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, you should consider the inherent risks involved in making transfers.

Dollar Cost Averaging

Dollar cost averaging or the pre-authorized transfer program (the “DCA Program”) allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no charge for this program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month Program (we may not always offer all of these Programs). The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Please note that interest will accrue on a declining amount of Fixed Account Value. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Specia l DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program. In that event, transfers will be made from the Money Market Variable Funding Option.

ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business on the business day we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

Guaranteed Minimum Withdrawal Benefit (“GMWB”)(“Principal Guarantee”)

For an additional charge, you may elect GMWB, a living benefit that guarantees return of your Purchase Payments regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner.

Your initial Purchase Payment is used to determine your initial remaining benefit base, (“RBB”), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit (“AWB”).

If you make your first withdrawal within three full years after you purchased GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after you purchased GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If you take a partial withdrawal, and your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent Purchase Payments or take withdrawals from your Contract, as described below.

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

Withdrawals: If the total of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

For example, assume your initial Purchase Payment is $100,000, your age is less than 70, and a withdrawal of $10,000 is taken in contract year two:

	Assumes 15% gain on investment			Assumes 15% loss on investment
	Contract Value	RBB	AWB (5%)	Contract Value	RBB	AWB (5%)
Value s As Of
Contract date	$100,000	$100,000	$5,000	$100,000	$100,000	$5,000
Immediately prior to withdrawal, Contract Year two	$115,000	$100,000	$5,000	$85,000	$100,000	$5,000
Immediately after withdrawal, Contract Year two	$105,000	$91,304 [100,000 – (100,000 ×10,000/115,000)]	$4,565 [5,000 – (5,000 ×10,000/115,000)]	$75,000	$88,235 [100,000 – (100,000 ×10,000/85,000)]	$4,412 [5,000– (5,000 ×10,000/85,000)]
Change in Value Due to Withdrawal (Partial Surrender Reduction)	$10,000	$8,696	$435	$10,000	$11,765	$588

Any time on or after the 5th Contract Date anniversary, you may choose to reset your RBB to equal your current Contract Value. Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. The current charge in effect at the time of the reset will apply. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the contract is prior to your third Contract Date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third contract year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

    The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.
    The total annual payment amount will equal the AWB and will never exceed your RBB, and
    We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Systematic Withdrawals

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 ½. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

Managed Distribution Program. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70½. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

OWNERSHIP PROVISIONS

Types of Ownership

Contract Owner

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Nonqualified Contracts. You have sole power during the Annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.

Joint Owner. For Nonqualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

Beneficiary

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

Annuitant

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Please note: Naming different persons as owner and annuitant may affect whether certain benefits are payable, the amount of these benefits, and who will receive them. Use care when naming owners, annuitants, and beneficiaries, and consult your agent if you have any questions.

Contingent Annuitant

You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

    the death benefit will not be payable upon the Annuitant’s death the Contingent Annuitant becomes the Annuitant
    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance (“Death Report Date”).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to “Annuitant” with “owner.”

Death Proceeds Before the Maturity Date

Deferred Annual Step-Up (Standard Death Benefit)

(not available when either the Annuitant or Owner is age 76 or older on the Contract Date)

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

(1)	the Contract Value on the Death Report Date

(2)	your adjusted Purchase Payment (see below) or

(3)	the Step-Up Value (if any, as described below)

Annual Step-Up Death Benefit

(only Death Benefit option available when either the Annuitant or Owner is age 76 or older on the Contract Date)

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

(1)	the Contract Value on the Death Report Date

(2)	your adjusted Purchase Payment (see below) or

(3)	the Step-Up Value (if any, as described below)

Roll-Up Death Benefit

(not available when either the Annuitant or Owner is age 76 or older on the Contract Date)

If the Annuitant dies before age 80, the death benefit will be the greatest of:	the Contract Value on the Death Report Date;
your adjusted Purchase Payment (see below);
the Step-Up Value, if any, as described below
the Roll-Up Death Benefit Value (as described below)

If the Annuitant dies on or after age 80, the death benefit will be the greatest of:	the Contract Value on the Death Report Date;
your adjusted Purchase Payment (see below) or
the Step-Up Value, if any, as described below, or
the Roll-Up Death Benefit Value (as described below) on the Annuitant’s 80th birthday, plus any additional Purchase Payments and minus any partial surrender reductions (as described below) that occur after the Annuitant’s 80th birthday.

Adjusted Purchase Payment. The initial adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the adjusted Purchase Payment is reduced by a partial surrender reduction, described below.

Step-Up Value (for Deferred Annual Step-Up Death Benefit)

The Step-Up Value will initially equal the Contract Value on the fourth Contract Date Anniversary that occurs before the Annuitant’s 80th birthday and before the Death Report Date. On each subsequent Contract Date anniversary that occurs before the Annuitant’s 80th birthday and before the Annuitant’s death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up value on or after the Annuitant’s 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below. If the Death Report Date or the A nnuitant’s 80th birthday is before the fourth Contract Date Anniversary, there is no Step-Up Value

Step-Up Value (for Annual Step-Up and Roll-Up Death Benefits)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant’s 80th birthday and before the Annuitant’s death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up value on or after the Annuitant’s 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

Roll-Up Death Benefit Value

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

            a)   is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

            b)   is any Purchase Payment made during the previous Contract Year

            c)   is any partial surrender reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

            a)   is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

            b)   is any Purchase Payment made since the previous Contract Date anniversary

            c)   is any partial surrender reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions (as described below).

Partial Surrender Reductions.

Adjusted Purchase Payment: The partial surrender reduction equals (1) the adjusted purchase payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

Step-Up and Roll-Up Value: The partial surrender reduction equals (1) the death benefit (step-up or roll-up value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

Example of Partial Surrender Reduction. For example, assume your current Contract Value is $55,000. If your current adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

            50,000 x (10,000/55,000) = 9,090

Your new adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

            50,000 x (10,000/30,000) = 16,666

Your new adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-16,666, or $33,334.

If you have elected GMWB, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable partial surrender reduction, the partial surrender reduction will not be applied to your death benefit. Instead, if you have made withdrawals under your contract, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

Enhanced Stepped-Up Provision (“E.S.P.”). (This provision is not available to a customer when either the Annuitant or Contract Owner is age 76 or older on the rider effective date.)

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

If the Annuitant is younger than age 70 on the rider effective date, 40% of the lesser of: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

If the Annuitant is between the ages of 70 and 75 on the rider effective date, 25% of the lesser of: (1) 200% of the modified Purchase Payments (described below) excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

The initial modified Purchase Payment is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

The partial surrender reduction is equal to: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

            50,000 X (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 - $9,090 = 40,910

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

            50,000 X (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 - 16,666 = $33,334

Payment of Proceeds

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

Nonqualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*
Owner (who is not the annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Owner (who is the annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Non-spousal Joint Owner (who is not the annuitant)	The surviving joint owner.		Yes

Non-spousal Joint Owner (who is the annuitant)	The beneficiary (ies), or if none, to the surviving joint owner.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.	Yes

Spousal Joint Owner (who is the annuitant)	The surviving joint owner.	Unless the beneficiary elects to continue the Contract.	Yes

Spousal Joint Owner (who is not the annuitant)	The beneficiary (ies), or if none, to the surviving joint owner.	Unless the spouse elects to continue the Contract A spouse who is not the beneficiary may decline to receive the proceeds or to continue the Contract and instruct the Company to pay the beneficiary.	Yes

Annuitant (who is not the Contract Owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.

		Or, if there is a Contingent Annuitant, then the Contingent Annuitant becomes the Annuitant and the Contract continues in effect (generally using the original Maturity Date). The proceeds will then be paid upon the death of the Contingent Annuitant or owner.	Yes

Annuitant (who is the Contract Owner)	See death of “owner who is the Annuitant” above.		Yes

Annuitant (where Owner is non-natural entity/trust)	The beneficiary (ies), or if none, to the Contract Owner.		Yes (Death of Annuitant is treated as death of the owner in these circumstances.)

Contingent Annuitant (assuming Annuitant is still alive)	No death proceeds are payable; Contract continues.		N/A

Beneficiary	No death proceeds are payable; Contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

Qualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Owner/Annuitant	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.	Yes

Beneficiary	No death proceeds are payable; Contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

______________

*	Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

Spousal Contract Continuance (subject to availability — does not apply if a non-spouse is a joint owner)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. There is no additional charge to continue the Contract; however, all other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse’s age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

Beneficiary Contract Continuance (not permitted for non-natural beneficiaries)

If you die before the Maturity Date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued contract (the “adjusted Contract Value”) will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

    transfer ownership

    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary (“succeeding beneficiary”) and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued contract will be based on the beneficiary’s age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

Planned Death Benefit

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

    through an annuity for life or a period that does not exceed the beneficiary’s life expectancy or under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

Death Proceeds after the Maturity Date

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

THE ANNUITY PERIOD

Maturity Date

Under the Contract, you can receive regular income payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity Date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time thirteen months after the Contract Date. Unless you elect otherwise, the Maturity Date will be the Annuitant’s 90th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant’s 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner’s attainment of age 701/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

Allocation of Annuity

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

Variable Annuity

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

Fixed Annuity

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under “Variable Annuity,” except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

PAYMENT OPTIONS

Election of Options

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant’s lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

Annuity Options

Subject to the conditions described in “Election of Options” above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 — Life Annuity — No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 — Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected (see Variable Liquidity Benefit below).

Option 6 – Other Annuity Options – We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

Variable Liquidity Benefit

This benefit is only offered with the variable annuity option Payments for a Fixed Period without Life Contingency.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a surrender charge not to exceed the maximum surrender charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

MISCELLANEOUS CONTRACT PROVISIONS

Right to Return

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the “right to return period”). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

Termination

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

Required Reports

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner’s ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

THE SEPARATE ACCOUNTS

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Accounts) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Accounts, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a lar ger combined fund.

Performance Information

From time to time, we may advertise several types of historical performance for the Contract’s Variable Funding Options. We may advertise the “standardized average annual total returns” of the Variable Funding Option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the Variable Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

For Underlying Funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflect the investment performance that such funding options would have achieved (reduced by the applicable charges) had the Underlying Fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the Variable Funding Options.

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

Non-Resident Aliens

Distributions to non-resident aliens (“NRAs”) are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the contract owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

General Taxation of Annuities

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

Tax-Free Exchanges: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

Types of Contracts: Qualified or Nonqualified

If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of qualified contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as nonqualified.

Nonqualified Annuity Contracts

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under applicable tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the contract value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

Puerto Rico Tax Considerations

The Puerto Rico Internal Revenue Code of 1994 (the “1994 Code”) taxes distributions from nonqualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. Similarly, the amount of income on annuity distributions (payable over your lifetime) is calculated differently. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes, an individual may not get full credit because of the timing differences. You should consult wi th a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

Qualified Annuity Contracts

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including lump-sum withdrawals and Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Please consult your employer or tax adviser regarding this issue.

Penalty Tax for Premature Distributions

For both qualified and nonqualified Contracts, taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

Diversification Requirements for Variable Annuities

The Code requires that any nonqualified variable annuity Contracts based on a Separate Account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax-deferred treatment. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

Ownership of the Investments

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the Contract.

Mandatory Distributions for Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement.

Minimum Distributions for Beneficiaries When a death benefit becomes due upon the death of the owner and/or annuitant, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER INFORMATION

The Insurance Companies

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

Financial Statements

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

Distribution of Variable Annuity Contracts

Distribution and Principal Underwriting Agreement. Travelers Distribution LLC (“TDLLC”) serves as principal underwriter for each Separate Account and the Contract, which is offered on a continuous basis, pursuant to the terms of the Distribution and Principal Underwriting Agreement among each Separate Account, TDLLC and the Company. TDLLC’s principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission (SEC) under the Securities Exchange Act of 1934 (the 1934 Act), as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. (NASD). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor does not retain any fees on the Contracts.

TDLLC enters into selling agreements with broker-dealers, including Tower Square Securities, Inc. (Tower Square), which is affiliated with the Company and each Separate Account, to distribute (sell) the Contracts. TDLLC and these broker-dealers are registered with the SEC and are members of the National Association of Securities Dealers, Inc. (NASD). We intend to sell the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved. Anyone selling the Contract must be a registered representative of a broker-dealer and must also be licensed as an insurance agent to sell variable products.

Compensation. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts to broker-dealers who have selling agreements with TDLLC. Compensation paid on the Contracts, as well as other incentives or payments, are not charged directly to the policy owners of the separate account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy.

The amount of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments if up-front compensation is paid to sales agents and 2% annually of average account value if asset based compensation is paid to sales agents.

Because sales representatives of Tower Square are also agents of the Company, they are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs offered by the Company. These programs include conferences, seminars, meals, sporting events, theater performances, payments for travel, lodging and entertainment, prizes, and awards, subject to applicable regulatory requirements. Sales of the contracts may help sales representatives qualify for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation.

Certain broker-dealers may receive an additional bonus after the first Policy year for sales by their sales representatives, which may be up to the amount of the basic commission for the particular Policy year. These broker-dealers may share the bonus or other compensation with their sales representatives. In addition, we may reimburse these broker-dealers for portions of their sales expenses. In addition, we may pay additional fees or compensation to entities that distribute or carry our products.

Conformity with State and Federal Laws

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

Voting Rights

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next report to Contract Owners.

Legal Proceedings and Opinions

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

There are no pending legal proceedings affecting either Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse effect on the ability of either Company to meet its obligations under the applicable contract.

Appendix A — CONDENSED FINANCIAL INFORMATION

THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following tables provide the Accumulation Unit Value information for the Separate Account Annual Expenses of 1.75% (Deferred Annual Step-Up Death Benefit with no optional features selected), 1.85% (Annual Step-Up Death Benefit with no optional features selected) and 2.05% (Roll-Up Death Benefit with no optional features selected). No other Accumulation Unit Value information for other combinations of Separate Account Annual Expenses is provided because such combinations were not available through the Separate Account as of 12/31/02.

1.60 M&E, 0.15 Adm = 1.75% Net Expense
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Premier Growth Portfolio — Class B (2/00)	2002	0.885	0.601	—
	2001	1.000	0.885	—

American Funds Insurance Series
Global Growth Fund — Class 2 (2/00)	2002	0.893	0.749	—
	2001	1.000	0.893	—

Growth Fund — Class 2 (2/00)	2002	0.871	0.647	—
	2001	1.000	0.871	—

Growth-Income Fund — Class 2 (2/00)	2002	0.957	0.768	—
	2001	1.000	0.957	—

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.843	—

Templeton Foreign Securities Fund — Class 2 (2/00)	2002	0.894	0.715	—
	2001	1.000	0.894	—

Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares (6/00)	2002	0.912	0.695	—
	2001	1.000	0.912	—

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (5/01)	2002	1.041	1.115	—
	2001	1.000	1.041	—

A-1

Accumulation Unit Values (in dollars)

Maximum Expense
1.60 M&E, 0.15 Adm. = 1.75% Net Expense (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Putnam VT Small Cap Value Fund — Class IB Shares (5/01)	2002	1.029	0.826	—

Salomon Brothers Variable Series Fund Inc.
All Cap Fund — Class I (6/00)	2002	0.940	0.692	—
	2001	1.000	0.940	—

Investors Fund — Class I (1/01)	2002	0.929	0.703	—
	2001	1.000	0.929	—

Small Cap Growth Fund — Class I (3/00)	2002	0.933	0.598	—
	2001	1.000	0.933	—

The Travelers Series Trust
Equity Income Portfolio (10/00)	2002	0.936	0.792	—
	2001	1.000	0.936	—

Large Cap Portfolio (6/00)	2002	0.880	0.668	—
	2001	1.000	0.880	—

MFS Emerging Growth Portfolio (2/00)	2002	0.835	0.540	—
	2001	1.000	0.835	—

MFS Research Portfolio (6/00)	2002	0.863	0.635	—
	2001	1.000	0.863	—

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/01)	2002	0.882	0.660	—
	2001	1.000	0.882	—

Strategic Equity Portfolio (6/00)	2002	0.849	0.554	—
	2001	1.000	0.849	—

MFS Total Return Portfolio (7/00)	2002	0.973	0.906	—
	2001	1.000	0.973	—

Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2 (7/02)	2002	1.000	0.855	—
A-2

Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm, = 1.85% Net Expense
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Capital Appreciation Fund (3/02)	2002	1.000	0.777	6,000

Money Market Portfolio (3/02)	2002	1.000	0.996	503,034

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (10/02)	2002	1.142	0.782	12,403
	2001	1.000	1.142	—

Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B (5/02)	2002	1.183	0.803	4,743
	2001	1.000	1.183	—

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (3/02)	2002	1.000	0.801	1,000

Delaware VIP Trust
VIP REIT Series — Standard Class (3/02)	2002	1.000	0.953	110,495

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (3/02)	2002	1.000	0.799	27,841

Small Cap Portfolio — Initial Shares (3/02)	2002	1.000	0.752	13,673

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.842	112,568

Templeton Growth Securities Fund — Class 2 (8/02)	2002	1.000	0.789	58,188

Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares (6/02)	2002	1.141	0.870	208,514
	2001	1.000	1.141	—
A-3

Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm, = 1.85% Net Expense (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Salomon Brothers Variable Emerging Growth Fund — Class I (1/00)	2002	1.000	0.755	—

Salomon Brothers Variable Growth & Income Fund — Class I (1/00)	2002	1.000	0.798	—

Janus Aspen Series
Balanced Portfolio — Service Shares (3/02)	2002	1.000	0.912	75,931

Global Life Sciences Portfolio — Service Shares (3/02)	2002	1.000	0.734	1,969

Global Technology Portfolio — Service Shares (3/02)	2002	1.000	0.624	73,481

Worldwide Growth Portfolio — Service Shares (3/02)	2002	1.000	0.739	3,000

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (2/02)	2002	1.003	1.074	3,411,930
	2001	1.000	1.003	—

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/02)	2002	1.138	0.919	63,610
	2001	1.000	1.138	—

Putnam VT Small Cap Value Fund — Class IB Shares (3/02)	2002	1.221	0.980	182,271
	2001	1.000	1.221	—

Putnam VT Voyager II Fund — Class IB Shares (1/00)	2002	1.233	0.853	39,946
	2001	1.000	1.233	—

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (12/01)	2002	1.127	0.829	482,311
	2001	1.000	1.127	6,229

Investors Fund — Class I (2/02)	2002	1.134	0.856	316,814
	2001	1.000	1.134	—

Large Cap Growth Fund - Class I (8/02)	2002	1.000	0.798	15,441
A-4

Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm, = 1.85% Net Expense (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Small Cap Growth Fund — Class I (5/02)	2002	1.255	0.805	20,161
	2001	1.000	1.255	—

The Travelers Series Trust
Convertible Securities Portfolio (3/02)	2002	1.000	0.936	71,159

Disciplined Mid Cap Stock Portfolio (3/02)	2002	1.000	0.793	12,568

Equity Income Portfolio (5/02)	2002	1.130	0.955	132,792
	2001	1.000	1.130	—

Federated High Yield Portfolio (3/02)	2002	1.000	0.991	35,619

Federated Stock Portfolio (3/02)	2002	1.000	0.782	39,368

Large Cap Portfolio (6/02)	2002	1.138	0.862	71,115
	2001	1.000	1.138	—

Lazard International Stock Portfolio (3/02)	2002	1.000	0.843	7,884

MFS Emerging Growth Portfolio (8/02)	2002	1.219	0.787	33,294
	2001	1.000	1.219	—

MFS Mid Cap Growth Portfolio (3/02)	2002	1.000	0.549	6,056

MFS Research Portfolio (8/02)	2002	1.151	0.846	27,272
	2001	1.000	1.151	—

Travelers Quality Bond Portfolio (3/02)	2002	1.000	1.055	157,635

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/02)	2002	1.206	0.901	89,349
	2001	1.000	1.206	—

Strategic Equity Portfolio (4/02)	2002	1.148	0.749	83,170
	2001	1.000	1.148	—

MFS Total Return Portfolio (2/02)	2002	1.081	1.005	458,806
	2001	1.000	1.081	—
A-5

Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm, = 1.85% Net Expense (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares (3/02)	2002	1.000	0.766	182,669

Enterprise Portfolio — Class II Shares (3/02)	2002	1.000	0.723	2,000

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2 (3/02)	2002	1.000	0.867	101,822

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2 (3/02)	2002	1.000	0.863	1,000

Mid Cap Portfolio — Service Class 2 (3/02)	2002	1.000	0.854	289,347

A-6

Accumulation Unit Values (in dollars)

1.90 M&E, .15 Adm, = 2.05% Net Expense
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Capital Appreciation Fund (3/02)	2002	1.000	0.775	—

Money Market Portfolio (3/02)	2002	1.000	0.995	—

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (10/02)	2002	1.142	0.780	—
	2001	1.000	1.142	—

Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B (5/02)	2002	1.182	0.801	—
	2001	1.000	1.182	—

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (3/02)	2002	1.000	0.799	—

Delaware VIP Trust
VIP REIT Series — Standard Class (3/02)	2002	1.000	0.952	—

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (3/02)	2002	1.000	0.798	—

Small Cap Portfolio — Initial Shares (3/02)	2002	1.000	0.751	—

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.841	—

Templeton Growth Securities Fund — Class 2 (8/02)	2002	1.000	0.788	—

Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares (6/02)	2002	1.141	0.867	—
	2001	1.000	1.141	—

Salomon Brothers Variable Emerging Growth Fund — Class I (1/00)	2002	1.000	0.754	—

Salomon Brothers Variable Growth & Income Fund — Class I (1/00)	2002	1.000	0.797	—

Janus Aspen Series
Balanced Portfolio — Service Shares (3/02)	2002	1.000	0.911	—
A-7

Accumulation Unit Values (in dollars)

1.90 M&E, 0.15 Adm, = 2.05% Net Expense (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Global Life Sciences Portfolio — Service Shares (3/02)	2002	1.000	0.733	—

Global Technology Portfolio — Service Shares (3/02)	2002	1.000	0.623	—

Worldwide Growth Portfolio — Service Shares (3/02)	2002	1.000	0.738	—

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (2/02)	2002	1.002	1.071	—
	2001	1.000	1.002	—

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/02)	2002	1.137	0.917	—
	2001	1.000	1.137	—

Putnam VT Small Cap Value Fund — Class IB Shares (3/02)	2002	1.220	0.977	—
	2001	1.000	1.220	—

Putnam VT Voyager II Fund — Class IB Shares (1/00)	2002	1.233	0.850	—
	2001	1.000	1.233	—

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (12/01)	2002	1.127	0.827	—
	2001	1.000	1.127	—

Investors Fund — Class I (2/02)	2002	1.133	0.854	—
	2001	1.000	1.133	—

Large Cap Growth Fund — Class I (8/02)	2002	1.000	0.797	—

Small Cap Growth Fund — Class I (5/02)	2002	1.255	0.802	—
	2001	1.000	1.255	—

The Travelers Series Trust
Convertible Securities Portfolio (3/02)	2002	1.000	0.935	—

Disciplined Mid Cap Stock Portfolio (3/02)	2002	1.000	0.792	—
A-8

Accumulation Unit Values (in dollars)

1.90 M&E, 0.15 Adm = 2.05% Net Expense (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Equity Income Portfolio (5/02)	2002	1.129	0.952	—
	2001	1.000	1.129	—

Federated High Yield Portfolio (3/02)	2002	1.000	0.990	—

Federated Stock Portfolio (3/02)	2002	1.000	0.781	—

Large Cap Portfolio (6/02)	2002	1.137	0.860	—
	2001	1.000	1.137	—

Lazard International Stock Portfolio (3/02)	2002	1.000	0.842	—

MFS Emerging Growth Portfolio (8/02)	2002	1.218	0.785	—
	2001	1.000	1.218	—

MFS Mid Cap Growth Portfolio (3/02)	2002	1.000	0.548	—

MFS Research Portfolio (8/02)	2002	1.151	0.844	—
	2001	1.000	1.151	—

Travelers Quality Bond Portfolio (3/02)	2002	1.000	1.054	—

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/02)	2002	1.206	0.899	—
	2001	1.000	1.206	—

Strategic Equity Portfolio (4/02)	2002	1.148	0.747	—
	2001	1.000	1.148	—

MFS Total Return Portfolio (2/02)	2002	1.080	1.002	—
	2001	1.000	1.080	—

Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares (3/02)	2002	1.000	0.764	—

Enterprise Portfolio — Class II Shares (3/02)	2002	1.000	0.722	—

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2 (3/02)	2002	1.000	0.865	—
A-9

Accumulation Unit Values (in dollars)

1.90 M&E, 0.15 Adm, = 2.05% Net Expense (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2 (3/02)	2002	1.000	0.862	—

Mid Cap Portfolio — Service Class 2 (3/02)	2002	1.000	0.853	—

Notes

Effective January 2, 2003, Dreyfus Variable Investment Fund: Small Cap Portfolio changed its name to Developing Leaders Portfolio.

The number of units outstanding for the 2001 yearend have been restated to include Annuity Units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

A-10

Appendix B — CONDENSED FINANCIAL INFORMATION

THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following tables provide the Accumulation Unit Value information for the Separate Account Annual Expenses of 1.75% (Deferred Annual Step-Up Death Benefit with no optional features selected), 1.85% (Annual Step-Up Death Benefit with no optional features selected) and 2.05% (Roll-Up Death Benefit with no optional features selected). No other Accumulation Unit Value information for other combinations of Separate Account Annual Expenses is provided because such combinations were not available through the Separate Account as of 12/31/02.

1.70 M&E, 0.15 Adm, = 1.85% Net Expense
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Capital Appreciation Fund (6/02)	2002	1.000	0.777	223,435

Money Market Portfolio (5/02)	2002	1.000	0.996	802,446

AllianceBernstein Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B (11/01)	2002	1.183	0.803	440,010
	2001	1.000	1.183	25,673

Delaware VIP Trust
VIP REIT Series — Standard Class (6/02)	2002	1.000	0.953	169,208

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (7/02)	2002	1.000	0.799	136,153

Developing Leaders Portfolio — Initial Shares (6/02)	2002	1.000	0.752	429,565

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.842	719,789

Templeton Growth Securities Fund — Class 2 (7/02)	2002	1.000	0.789	130,925

Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares (10/01)	2002	1.141	0.870	903,725
	2001	1.000	1.141	46,322
B-1

Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm, = 1.85% Net Expense (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Salomon Brothers Variable Emerging Growth Fund — Class I (1/00)	2002	1.000	0.755	2,659

Salomon Brothers Variable Growth & Income Fund — Class I (9/02)	2002	1.000	0.798	16,195

Janus Aspen Series
Balanced Portfolio — Service Shares (8/02)	2002	1.000	0.912	192,627

Global Life Sciences Portfolio — Service Shares (9/02)	2002	1.000	0.734	2,339

Global Technology Portfolio — Service Shares (8/02)	2002	1.000	0.624	9,994

Worldwide Growth Portfolio — Service Shares (8/02)	2002	1.000	0.739	102,057

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (10/01)	2002	1.138	0.919	285,369
	2001	1.000	1.138	52,475

Putnam VT Small Cap Value Fund — Class IB Shares (11/01)	2002	1.221	0.980	712,422
	2001	1.000	1.221	16,781

Salomon Brothers Variable Series Fund Inc.
All Cap Fund — Class I (10/01)	2002	1.127	0.829	1,972,141
	2001	1.000	1.127	277,708

Investors Fund — Class I (10/01)	2002	1.134	0.856	806,373
	2001	1.000	1.134	76,156
B-2

Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm, = 1.85% Net Expense (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Large Cap Growth Fund — Class I (9/02)	2002	1.000	0.798	14,568

Small Cap Growth Fund — Class I (11/01)	2002	1.255	0.805	354,038
	2001	1.000	1.255	3,283

The Travelers Series Trust
Convertible Securities Portfolio (6/02)	2002	1.000	0.936	170,593

Disciplined Mid Cap Stock Portfolio (6/02)	2002	1.000	0.793	58,105

Equity Income Portfolio (11/01)	2002	1.130	0.955	718,818
	2001	1.000	1.130	27,813

Federated High Yield Portfolio (8/02)	2002	1.000	0.991	93,591

Federated Stock Portfolio (9/02)	2002	1.000	0.782	17,425

Large Cap Portfolio (10/01)	2002	1.138	0.862	226,191
	2001	1.000	1.138	36,628

Lazard International Stock Portfolio (8/02)	2002	1.000	0.843	35,971

MFS Emerging Growth Portfolio (11/01)	2002	1.219	0.787	179,610
	2001	1.000	1.219	4,324

MFS Mid Cap Growth Portfolio (6/02)	2002	1.000	0.549	222,429

MFS Research Portfolio (12/01)	2002	1.151	0.846	159,360
	2001	1.000	1.151	614

Travelers Quality Bond Portfolio (6/02)	2002	1.000	1.055	544,484

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (11/01)	2002	1.206	0.901	82,566
	2001	1.000	1.206	3,553

Strategic Equity Portfolio (11/01)	2002	1.148	0.749	654,693
	2001	1.000	1.148	122,403
B-3

Accumulation Unit Values (in dollars)

1.70 M&E, .15 Adm, = 1.85% Net Expense (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

MFS Total Return Portfolio (10/01)	2002	1.081	1.005	4,154,038
	2001	1.000	1.081	348,528

Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares (6/02)	2002	1.000	0.766	665,542

Enterprise Portfolio — Class II Shares (7/02)	2002	1.000	0.723	78,186

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2 (6/02)	2002	1.000	0.867	290,464

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2 (7/02)	2002	1.000	0.863	163,295

Mid Cap Portfolio — Service Class 2 (5/02)	2002	1.000	0.854	558,775

B-4

Accumulation Unit Values (in dollars)

1.90 M&E, 0.15 Adm = 2.05% Net Expense
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Capital Appreciation Fund (6/02)	2002	1.000	0.775	13,963

Money Market Portfolio (5/02)	2002	1.000	0.995	187,176

AllianceBernstein Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B (11/01)	2002	1.182	0.801	422,138
	2001	1.000	1.182	170,836

Delaware VIP Trust
VIP REIT Series — Standard Class (6/02)	2002	1.000	0.952	254,096

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (7/02)	2002	1.000	0.798	—

Developing Leaders Portfolio — Initial Shares (6/02)	2002	1.000	0.751	30,660

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.841	111,997

Templeton Growth Securities Fund — Class 2 (7/02)	2002	1.000	0.788	17,719

Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares (10/01)	2002	1.141	0.867	162,856
	2001	1.000	1.141	—

Salomon Brothers Variable Emerging Growth Fund — Class I (1/00)	2002	1.000	0.754	—

Salomon Brothers Variable Growth & Income Fund — Class I (9/02)	2002	1.000	0.797	—

Janus Aspen Series
Balanced Portfolio — Service Shares (8/02)	2002	1.000	0.911	4,844
B-5

Accumulation Unit Values (in dollars)

1.90 M&E, 0.15 Adm = 2.05% Net Expense (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Global Life Sciences Portfolio — Service Shares (9/02)	2002	1.000	0.733	—

Global Technology Portfolio — Service Shares (8/02)	2002	1.000	0.623	—

Worldwide Growth Portfolio — Service Shares (8/02)	2002	1.000	0.738	17,318

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (10/01)	2002	1.002	1.071	4,649,600
	2001	1.000	1.002	359,558

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (10/01)	2002	1.137	0.917	209,372
	2001	1.000	1.137	4,558

Putnam VT Small Cap Value Fund — Class IB Shares (11/01)	2002	1.220	0.977	286,310
	2001	1.000	1.220	98,292

Salomon Brothers Variable Series Fund Inc.
All Cap Fund — Class I (10/01)	2002	1.127	0.827	838,091
	2001	1.000	1.127	74,887

Investors Fund — Class I (10/01)	2002	1.133	0.854	526,307
	2001	1.000	1.133	14,994

Large Cap Growth Fund — Class I (9/02)	2002	1.000	0.797	4,749

Small Cap Growth Fund — Class I (11/01)	2002	1.255	0.802	244,170
	2001	1.000	1.255	22,533

The Travelers Series Trust
Convertible Securities Portfolio (6/02)	2002	1.000	0.935	26,056

Disciplined Mid Cap Stock Portfolio (6/02)	2002	1.000	0.792	53,735
B-6

Accumulation Unit Values (in dollars)

1.90 M&E, 0.15 Adm. = 2.05% Net Expense (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Equity Income Portfolio (11/01)	2002	1.129	0.952	397,607
	2001	1.000	1.129	10,873

Federated High Yield Portfolio (8/02)	2002	1.000	0.990	87,108

Federated Stock Portfolio (9/02)	2002	1.000	0.781	—

Large Cap Portfolio (10/01)	2002	1.137	0.860	95,934
	2001	1.000	1.137	8,222

Lazard International Stock Portfolio (8/02)	2002	1.000	0.842	10,138

MFS Emerging Growth Portfolio (11/01)	2002	1.218	0.785	322,036
	2001	1.000	1.218	25,458

MFS Mid Cap Growth Portfolio (6/02)	2002	1.000	0.548	4,683

MFS Research Portfolio (12/01)	2002	1.151	0.844	226,138
	2001	1.000	1.151	20,414

Travelers Quality Bond Portfolio (6/02)	2002	1.000	1.054	20,923

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (11/01)	2002	1.206	0.899	99,352
	2001	1.000	1.206	12,840

Strategic Equity Portfolio (11/01)	2002	1.148	0.747	286,272
	2001	1.000	1.148	85,438

MFS Total Return Portfolio (10/01)	2002	1.080	1.002	2,625,598
	2001	1.000	1.080	476,441

Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares (6/02)	2002	1.000	0.764	94,785

Enterprise Portfolio — Class II Shares (7/02)	2002	1.000	0.722	—

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2 (6/02)	2002	1.000	0.865	98,257
B-7

Accumulation Unit Values (in dollars)

1.90 M&E, 0.15 Adm, = 2.05% Net Expense (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2 (7/02)	2002	1.000	0.862	—

Mid Cap Portfolio — Service Class 2 (5/02)	2002	1.000	0.853	148,547

Notes

Effective January 2, 2003, Dreyfus Variable Investment Fund: Small Cap Portfolio changed its name to Developing Leaders Portfolio.

The number of units outstanding for the 2001 yearend have been restated to include Annuity Units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

B-8

APPENDIX C

THE FIXED ACCOUNT

The Fixed Account is part of the Company’s general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company’s general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

Transfers

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

C-1

APPENDIX D

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

      The Insurance Company
      Principal Underwriter
      Distribution and Principal Underwriting Agreement
      Valuation of Assets
      Performance Information
      Federal Tax Considerations
      Independent Auditors
      Financial Statements

Copies of the Statement of Additional Information dated August 11, 2003 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to: The Travelers Life and Annuity Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-19988S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-19988S-TLAC.
Name:	___________________________________________
Address:	_________________________________________________
_________________________________________________

D-1

L-19988	August 11, 2003

Travelers Life & Annuity Vintage L Variable Annuity Prospectus:

The Travelers Separate Account Nine For Variable Annuities
The Travelers Separate Account Ten For Variable Annuities

This prospectus describes Travelers Life & Annuity Vintage L Variable Annuity, a flexible premium deferred variable annuity contract (the “Contract”) issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“Qualified Contracts”) as well as those that do not qualify for such treatment (“Nonqualified Contracts”). We may issue it as an individual Contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts." You can choose to have your premium (“Purchase Payments”) accumulate on a variable and, subject to availability, fixed basis in one of our funding options. You r Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

AllianceBernstein Variable Product Series Fund, Inc.	Smith Barney Investment Series
AllianceBernstein Growth and Income Portfolio —Class B	Smith Barney Large Cap Core Portfolio
AllianceBernstein Premier Growth Portfolio — Class B	Smith Barney Premier Selections All Cap Growth Portfolio
American Funds Insurance Series	Smith Barney Multiple Discipline Trust
Global Growth Fund — Class 2 Shares	Multiple Discipline Portfolio — All Cap Growth and Value
Growth Fund — Class 2 Shares	Multiple Discipline Portfolio — Balanced All Cap Growth and Value
Growth-Income Fund — Class 2 Shares	Multiple Discipline Portfolio — Global All Cap Growth and Value
Franklin Templeton Variable Insurance Products Trust	Multiple Discipline Portfolio — Large Cap Growth and Value
Franklin Small Cap Fund — Class 2 Shares	The Travelers Series Trust
Mutual Shares Securities Fund — Class 2 Shares	Equity Income Portfolio
Templeton Developing Markets Securities Fund — Class 2 Shares	Large Cap Portfolio
Templeton Foreign Securities Fund — Class 2 Shares	Lazard International Stock Portfolio
Greenwich Street Series Fund	MFS Emerging Growth Portfolio
Appreciation Portfolio	MFS Research Portfolio
Diversified Strategic Income Portfolio	Pioneer Fund Portfolio
Equity Index Portfolio — Class II Shares	Travelers Series Fund Inc.
Fundamental Value Portfolio	AIM Capital Appreciation Portfolio
Janus Aspen Series	Strategic Equity Portfolio
Mid Cap Growth Portfolio — Service Shares	MFS Total Return Portfolio
Lazard Retirement Series, Inc.	SB Adjustable Rate Income Portfolio – Class I Shares
Lazard Retirement Small Cap Portfolio	Smith Barney Aggressive Growth Portfolio
Lord Abbett Series Fund, Inc.	Smith Barney High Income Portfolio
Growth and Income Portfolio	Smith Barney Large Capitalization Growth Portfolio
Mid-Cap Value Portfolio	Smith Barney Mid Cap Core Portfolio
PIMCO Variable Insurance Trust	Smith Barney Money Market Portfolio
Real Return Portfolio — Administrative Class	Travelers Managed Income Portfolio
Total Return Portfolio — Administrative Class	Van Kampen Enterprise Portfolio
Putnam Variable Trust	Van Kampen Life Investment Trust
Putnam VT International Equity Fund — Class IB Shares	Emerging Growth Portfolio Class I Shares
Putnam VT Small Cap Value Fund — Class IB Shares	Variable Annuity Portfolios
Salomon Brothers Variable Series Funds Inc.	Smith Barney Small Cap Growth Opportunities Portfolio
All Cap Fund — Class I	Variable Insurance Products Fund II
Investors Fund — Class I	Contrafund® Portfolio — Service Class
Small Cap Growth Fund — Class I	Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated August 11, 2003. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, call 1-800-842-8573 or access the SEC’s website (http://www.sec.gov). See Appendix D for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus dated August 11, 2003

TABLE OF CONTENTS

Glossary	3	Variable Annuity	34
Summary	4	Fixed Annuity	34
Fee Table	7	Payment Options	35
Condensed Financial Information	14	Election of Options	35
The Annuity Contract	14	Annuity Options	35
Contract Owner Inquiries	14	Variable Liquidity Benefit	35
Purchase Payments	15	Miscellaneous Contract Provisions	36
Accumulation Units	15	Right to Return	36
The Variable Funding Options	15	Termination	36
The Fixed Account	20	Required Reports	36
Charges and Deductions	20	Suspension of Payments	36
General	20	The Separate Accounts	37
Withdrawal Charge	21	Performance Information	37
Free Withdrawal Allowance	21	Federal Tax Considerations	38
Transfer Charge	21	Non-Resident Aliens	38
Administrative Charges	21	General Taxation of Annuities	38
Mortality and Expense Risk Charge	22	Types of Contracts: Qualified or Nonqualified	38
GMWB Charge	22	Nonqualified Annuity Contracts	38
E.S.P. Charge	22	Puerto Rico Tax Considerations	39
Variable Liquidity Benefit Charge	22	Qualified Annuity Contracts	39
Variable Funding Option Expenses	22	Penalty Tax for Premature Distribution	39
Premium Tax	23	Diversification Requirements for Variable
Changes in Taxes Based Upon Premium		Annuities	40
or Value	23	Ownership of the Investments	40
Transfers	23	Mandatory Distributions for Qualified Plans	40
Dollar Cost Averaging	24	Taxation of Death Benefit Proceeds	40
Telephone and Electronic Transactions	24	Other Information	40
Access to Your Money	25	The Insurance Companies	40
Guaranteed Minimum Withdrawal Benefit	25	The Travelers Insurance Company	40
Systematic Withdrawals	26	The Travelers Life and Annuity Company	40
Ownership Provisions	27	Financial Statements	41
Types of Ownership	27	Distribution of Variable Annuity Contracts	41
Contract Owner	27	Conformity with State and Federal Laws	41
Beneficiary	27	Voting Rights	42
Annuitant	27	Legal Proceedings and Opinions	42
Contingent Annuitant	28	Appendix A: Condensed Financial Information
Death Benefit	28	for Travelers Insurance Company: Separate
Death Proceeds before the Maturity Date	28	Account Nine	A-1
E.S.P.	30	Appendix B: Condensed Financial Information
Payment of Proceeds	30	for Travelers Life and Annuity Company:
Spousal Contract Continuation	32	Separate Account Ten	B-1
Beneficiary Contract Continuance	32	Appendix C: The Fixed Account	C-1
Planned Death Benefit	33	Appendix D: Contents of the Statement of
Death Proceeds after the Maturity Date	33	Additional Information	D-1
The Annuity Period	33
Maturity Date	33
Allocation of Annuity	34

2

Glossary

Accumulation Unit — an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

Annuitant — the person on whose life the Maturity Date and Annuity Payments depend.

Annuity Payments — series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

Annuity Unit — an accounting unit of measure used to calculate the amount of Annuity Payments.

Cash Surrender Value — the Contract Value less any withdrawal charge and premium tax not previously deducted.

Code — the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

Contingent Annuitant — the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

Contract Date — the date on which the Contract is issued.

Contract Owner (you) — the person named in the Contract (on the specifications page) as the owner of the Contract.

Contract Value — Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

Contract Years — twelve month periods beginning with the Contract Date.

Death Report Date — the day on which we have received 1) Due Proof of Death and 2) written payment instructions or election of spousal or beneficiary contract continuation.

Due Proof of Death — (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

Fixed Account — an account that consists of all of the assets under this Contract other than those in the Separate Account.

Home Office — the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

Maturity Date — the date on which the Annuity Payments are to begin.

Payment Option — an annuity or income option elected under your Contract.

Purchase Payment — any premium paid by you to initiate or supplement this Contract.

Qualified Contract — a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408(b), or 414(d) of the Code.

Separate Account — a segregated account registered with the Securities and Exchange Commission (“SEC”), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

Subaccount — that portion of the assets of a Separate Account that is allocated to a particular Underlying Funds.

Underlying Fund — a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

Valuation Date — a date on which a Subaccount is valued.

Valuation Period — the period between successive valuations.

Variable Funding Option — a Subaccount of the Separate Account that invests in an Underlying Fund.

We, us, our — The Travelers Insurance Company or The Travelers Life and Annuity Company.

Written Request — written information sent to us in a form and content satisfactory to us and received at our Home Office.

You, your — the Contract Owner.

3

Summary:
Travelers Life & Annuity Vintage L Variable Annuity

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

What company will issue my Contract? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, (“the Company,” “We” or “Us”). Refer to your Contract for the name of your issuing Company. Each company sponsors its own segregated account (“Separate Account”). The Travelers Insurance Company sponsors the Travelers Separate Account Nine for Variable Annuities (“Separate Account Nine”); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Ten for Variable Annuities (“Separate Account Ten”). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options (annuity period). You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the “Fixed Account”). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Nonqualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (“Annuity Payments”) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

Who should purchase this Contract? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified contracts include contracts qualifying under Section 401(a), 403(b), 408(b), or 414(d) of the Code. Purchase of this Contract through a tax qualified retirement plan (“Plan”) does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

If you are age 75 years or younger you may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

Can I exchange my current annuity contract for this Contract? The Code generally permits you to exchange one annuity contract for another in a “tax-free exchange.” Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes

4

on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

Is there a right to return period? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

Can you give a general description of the Variable Funding Options and how they operate? The Variable Funding Options are Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. However, this restriction does not apply to transfers that are part of the DCA Program.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk (“M&E”) charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.70%for the Annual Step-Up Benefit or 1.90% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% in years five and later.

If you select the Enhanced Stepped-Up Provision (“E.S.P.”), an additional 0.15% annually will be deducted from amounts in the Variable Funding Options. This provision is not available when either the Annuitant or owner is age 76 or older on the rider effective date.

If you select the Guaranteed Minimum Withdrawal Benefit (“GMWB”) (“Principal Guarantee”), a maximum of 1.00% annually will be deducted from amounts in the Variable Funding Options. The current charge is 0.40%.

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 6% of the amounts withdrawn. Please refer to The Annuity Period for a description of this benefit.

How will my Purchase Payments and withdrawals be taxed? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59½ when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

5

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

What is the death benefit under the Contract? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

Where may I find out more about Accumulation Unit values? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

Are there any additional features? This Contract has other features you may be interested in. These include:

    Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.
    Systematic Withdrawal Option. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.
    Automatic Rebalancing. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.
    Managed Distribution Program. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service’s minimum distribution requirements imposed on certain contracts once the owner reaches age 70½ or retires. These minimum distributions occur during the accumulation phase.
    Spousal Contract Continuance (subject to availability). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.
    Enhanced Stepped-Up Provision (“E.S.P.”). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.
    Beneficiary Contract Continuance (not permitted for non-natural beneficiaries). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.
    Guaranteed Minimum Withdrawal Benefit. (“Principal Guarantee”) (“GMWB”) For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you a maximum of 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payments have been returned in full. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB.
6

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, taking withdrawals from, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time you buy the Contract, take withdrawals from the Contract, surrender the Contract, or transfer Contract Value between Funding Options. Expenses shown do not include premium taxes, which may be applicable.

Contract Owner Transaction Expenses

Withdrawal Charge	6%(1)
(as a percentage of the Purchase Payments withdrawn)

Transfer Charge	$10(2)
(assessed on transfers that exceed 12 per year)

Variable Liquidity Benefit Charge (after annuitization only)	6%(3)
(as a percentage of amounts withdrawn during Annuity Period)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

Annual Contract Administrative Charge	$30(4)

______________

(1)	The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:

Years Since Purchase Payment Made		Withdrawal Charge

Greater than or equal to	But less than
0 years	1 year	6%
1 year	2 years	5%
2 years	3 years	4%
3 years	4 years	3%
4 +years		0%

(2)	We currently do not assess the transfer charge.
(3)	The Variable Liquidity Benefit Charge declines to zero after four years. This charge only applies upon annuitization. The charge is as follows:

Years Since Initial Purchase Payment		Surrender Charge

Greater than or Equal To	But less than
0 years	1 year	6%
1 year	2 years	5%
2 years	3 years	4%
3 years	4 years	3%
4 + years		0%

(4)	We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

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Separate Account Annual Expenses (as a percentage of daily net assets of the Separate Account)

	Annual Step-Up Death Benefit	Roll-Up Death Benefit
Mortality and Expense Risk Charge	1.70%	1.90%
Administrative Expense Charge	0.15%	0.15%
Total Separate Account Annual Charges With No Optional Features Selected	1.85%	2.05%
Optional E.S.P. Charge	0.15%	0.15%
Total Separate Account Annual Charges With E.S.P. Only Selected	2.00%	2.20%
Maximum Optional GMWB Charge	1.00%(5)	1.00%(5)
Total Separate Account Annual Charges With GMWB Only Selected	2.85%	3.05%
Total Separate Account Annual Charges With E.S.P. And GMWB Selected	3.00%	3.20%

______________
(5) The current charge for GMWB is 0.40%.

The next item shows the minimum and maximum total operating expenses charged by the Fund as of December 31, 2002 that you may pay periodically during the time that you own the Contract. The second item shows each Fund’s fees and expenses as of December 31, 2002. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Minimum and Maximum Total Annual Fund Operating Expenses as of December 31, 2002

	Minimum (before reimbursement)	Maximum (before reimbursement)

Total Annual Fund Operating Expenses (Expenses that are deducted from the Underlying Fund assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.)	0.53%	119.99%
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Fund Fees and Expenses as of December 31, 2002 (unless otherwise indicated)
(as a percentage of average daily net assets of the funding option)

Funding Options:	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Growth and Income Portfolio — Class B*	0.63%	0.25%	0.05%	0.93%
AllianceBernstein Premier Growth Portfolio — Class B*	1.00%	0.25%	0.06%	1.31%
American Funds Insurance Series
Global Growth Fund — Class 2 Shares*	0.67%	0.25%	0.04%	0.96%
Growth Fund — Class 2 Shares*	0.38%	0.25%	0.02%	0.65%
Growth-Income Fund — Class 2 Shares*	0.33%	0.25%	0.02%	0.60%
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 Shares*	0.53%	0.25%	0.31%	1.09%	(2)
Mutual Shares Securities Fund — Class 2 Shares*	0.60%	0.25%	0.21%	1.06%	(2)
Templeton Developing Markets Securities Fund — Class 2 Shares*	1.25%	0.25%	0.33%	1.83%	(1)
Templeton Foreign Securities Fund — Class 2 Shares*	0.70%	0.25%	0.20%	1.15%	(2)
Greenwich Street Series Fund
Appreciation Portfolio	0.75%	—	0.02%	0.77%	(14)
Diversified Strategic Income Portfolio	0.65%	—	0.22%	0.87%	(14)
Equity Index Portfolio — Class II Shares*	0.31%	0.25%	0.05%	0.61%	(3)
Fundamental Value Portfolio	0.75%	—	0.03%	0.78%	(14)
Janus Aspen Series
Mid Cap Growth Portfolio — Service Shares*	0.65%	0.25%	0.02%	0.92%	(4)
Lazard Retirement Series, Inc.
Lazard Retirement Small Cap Portfolio*	0.75%	0.25%	0.42%	1.42%	(5)
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	0.50%	—	0.46%	0.96%	(6)
Mid-Cap Value Portfolio	0.75%	—	0.40%	1.15%	(6)
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Funding Options:	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

PIMCO Variable Insurance Trust
Real Return Portfolio — Administrative Class	0.25%	—	0.42%	0.67%	(7)
Total Return Portfolio — Administrative Class	0.25%	—	0.41%	0.66%	(8)
Putnam Variable Trust
Putnam VT International Equity Fund — Class IB Shares*	0.77%	0.25%	0.22%	1.24%
Putnam VT Small Cap Value Fund — Class IB Shares*	0.80%	0.25%	0.12%	1.17%
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	0.85%	—	0.12%	0.97%
Investors Fund — Class I	0.70%	—	0.11%	0.81%	(9)
Small Cap Growth Fund — Class I	0.75%	—	0.55%	1.30%
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	0.75%	—	0.18%	0.93%
Smith Barney Premier Selections All Cap Growth Portfolio	0.75%	—	0.36%	1.11%
Smith Barney Multiple Discipline Trust
Multiple Discipline Portfolio — All Cap Growth and Value*	0.75%	0.25%	20.24%	21.24%	(10)
Multiple Discipline Portfolio — Balanced All Cap Growth and Value*	0.75%	0.25%	22.38%	23.28%	(10)
Multiple Discipline Portfolio — Global All Cap Growth and Value*	0.75%	0.25%	51.11%	52.11%	(10)
Multiple Discipline Portfolio — Large Cap Growth and Value*	0.75%	0.25%	118.99%	119.99%	(10)
The Travelers Series Trust
Equity Income Portfolio	0.75%	—	0.09%	0.84%	(11)
Large Cap Portfolio	0.75%	—	0.10%	0.85%	(12)
Lazard International Stock Portfolio	0.89%	—	0.17%	1.06%	(13)
MFS Emerging Growth Portfolio	0.81%	—	0.08%	0.89%	(14)
MFS Research Portfolio	0.86%	—	0.08%	0.94%	(15)
Pioneer Fund Portfolio	0.81%	—	0.19%	1.00%	(16)
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	0.80%	—	0.05%	0.85%	(17)
Strategic Equity Portfolio	0.80%	—	0.03%	0.83%	(17)
MFS Total Return Portfolio	0.80%	—	0.03%	0.83%	(17)
SB Adjustable Rate Income Portfolio – Class I*	0.60%	0.25%	0.21%	1.06%	**
Smith Barney Aggressive Growth Portfolio	0.80%	—	0.03%	0.83%	(18)
Smith Barney High Income Portfolio	0.60%	—	0.09%	0.69%	(17)
Smith Barney International All Cap Growth Portfolio	0.90%	—	0.10%	1.00%	(19)
Smith Barney Large Capitalization Growth Portfolio	0.75%	—	0.05%	0.80%
Smith Barney Mid Cap Core Portfolio	0.75%	—	0.15%	0.90%
Smith Barney Money Market Portfolio	0.50%	—	0.03%	0.53%
Travelers Managed Income Portfolio	0.65%	—	0.04%	0.69%	(17)
Van Kampen Enterprise Portfolio	0.70%	—	0.06%	0.76%	(17)
Van Kampen Life Investment Trust
Emerging Growth Portfolio Class I Shares	0.70%	—	0.08%	0.78%
10

Funding Options:	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	0.75%	—	0.15%	0.90%
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class*	0.58%	0.10%	0.10%	0.78%	(20)
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2*	0.58%	0.25%	0.12%	0.95%	(21)

______________

*	The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

**	“Other Expenses” are based on estimated amounts for the current fiscal year.
#	Expense reimbursements and waivers that are voluntary may be terminated at any time.

Notes

     (1)   The Fund’s Class 2 distribution plan or “rule 12b-1 plan” is described in the Fund’s prospectus.

     (2)   The Fund’s Class 2 distribution plan or “rule 12b-1 plan” is described in the Fund’s prospectus. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund’s investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund’s Board of Trustees and an exemptive order by the Securities and Exchange Commission.

     (3)   Management fee includes administration fees. Effective June 24, 2002, the Advisory fee for GSS Equity Index Portfolio increased to 0.25% from 0.15%, therefore the actual Management fee for the year was a blended rate of 0.20% plus 0.06% in Administration fees.

     (4)   All expenses are shown without the effect of any expense offset arrangements. Formerly, Aggressive Growth Portfolio.

     (5)   The Fund maintains a voluntary expense cap of 1.25%.

     (6)   Other Expenses and Total Annual Fund Operating Expenses have been restated based on estimates for the current fiscal year for both Funds. For year 2003, Lord Abbett & Co LLC has contractually agreed to reimburse a portion of the Mid-Cap Value Fund’s expenses to the extent necessary to maintain its Other Expenses at an aggregate rate of 0.40% of its average daily net assets.

     (7)   “Other Expenses” reflects a 0.25% administrative fee, 0.01% representing the class’ pro rata Trustees’ fees, and 0.01% interest expense. Interest expense is generally incurred as a result of investment management activities. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Ratio of net expenses to average net assets excluding interest expense is 0.65%.

     (8)   “Other Expenses” reflects a 0.25% administrative fee, and 0.01% representing the Portfolio’s pro rata Trustees’ fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

     (9)   As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

     (10)   The Funds have a voluntary expense cap of 1.00%, so after reductions the Total Annual Operating Expense for each fund would be 1.00%.

     (11)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Equity Income Portfolio were 0.78%.

     (12)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Large Cap Portfolio were 0.81%.

     (13)   Management fee includes an administration fee. Fund has a voluntary expense cap of 1.25%.

     (14)   Management fee includes an administration fee. Fund has a voluntary expense cap of 0.80%.

     (15)   Management fee includes an administration fee. Fund has a voluntary expense cap of 1.00%.

     (16)   The expense information in the table has been restated to reflect current fees that would have been applicable if they had been in effect during the previous fiscal year. On April 22, 2003, the shareholders of the fund approved a new investment advisory agreement, which became effective May 1, 2003. Under the new agreement, the management fee increased by 0.10%. The management fee also includes a 0.06% fee for administrative services.

     (17)   Fund has a voluntary expense cap of 1.25%.

     (18)   Fund has a voluntary expense cap of 1.00%.

     (19)   Fund has a voluntary expense cap of 1.50%.

     (20)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any

11

  time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Contrafund Portfolio — Service Class were 0.74%.

     (21)   Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Mid Cap Portfolio — Service Class 2 were 0.88%.

Examples

The example is intended to help you compare the cost of investing in the Contract for the time periods indicated. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund fees and expenses.

This example shows what your costs would be under certain hypothetical situations. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown. We base the example on the maximum annual expenses of the Underlying Funds for the year ended December 31, 2002. The example is based on the Funds’ maximum Total Annual Operating Expenses before reimbursement, and does not reflect any waivers or reimbursements. If you have selected Variable Funding Options that have voluntarily or contractually agreed to limit the Total Annual Operating Expenses, your expenses may be lower.

You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets, and Separate Account charges of 3.20%, which is the maximum charge for the maximum number of optional benefits. For those contracts that do not elect the maximum number of optional benefits, the expenses would be lower. The example also reflects the annual contract administrative charge.

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Growth and Income Portfolio—Class B	1016	1659	2116	4325	416	1259	2116	4325
AllianceBernstein Premier Growth Portfolio—Class B	1053	1767	2289	4632	453	1367	2289	4632
American Funds Insurance Series
Global Growth Fund—Class 2 Shares	1019	1667	2130	4350	419	1267	2130	4350
Growth Fund—Class 2 Shares	989	1579	1987	4090	389	1179	1987	4090
Growth-Income Fund—Class 2 Shares	984	1564	1964	4047	384	1164	1964	4047
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund—Class 2 Shares	1032	1704	2189	4456	432	1304	2189	4456
Mutual Shares Securities Fund—Class 2 Shares	1029	1696	2176	4431	429	1296	2176	4431
Templeton Developing Markets Securities Fund—Class 2 Shares	1104	1912	2519	5032	504	1512	2519	5032
Templeton Foreign Securities Fund—Class 2 Shares	1038	1721	2216	4504	438	1321	2216	4504
Greenwich Street Series Fund
Appreciation Portfolio	1000	1613	2043	4191	400	1213	2043	4191
Diversified Strategic Income Portfolio	1010	1642	2089	4275	410	1242	2089	4275
Equity Index Portfolio—Class II Shares	985	1567	1969	4056	385	1167	1969	4056
Fundamental Value Portfolio	1001	1616	2047	4200	401	1216	2047	4200
Janus Aspen Series
Mid Cap Growth Portfolio—Service Shares	1015	1656	2112	4317	415	1256	2112	4317
Lazard Retirement Series, Inc.
Lazard Retirement Small Cap Portfolio	1064	1798	2338	4719	464	1398	2338	4719
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	1019	1667	2130	4350	419	1267	2130	4350
Mid-Cap Value Portfolio	1038	1721	2216	4504	438	1321	2216	4504
12

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

PIMCO Variable Insurance Trust
Real Return Portfolio—Administrative Class	990	1585	1996	4107	390	1185	1996	4107
Total Return Portfolio—Administrative Class	989	1582	1992	4098	389	1182	1992	4098
Putnam Variable Trust
Putnam VT International Equity Fund—Class IB Shares	1047	1747	2257	4577	447	1347	2257	4577
Putnam VT Small Cap Value Fund—Class IB Shares	1040	1727	2226	4520	440	1327	2226	4520
Salomon Brothers Variable Series Funds Inc.
All Cap Fund—Class I	1020	1670	2135	4358	420	1270	2135	4358
Investors Fund—Class I	1004	1625	2061	4225	404	1225	2061	4225
Small Cap Growth Fund—Class I	1052	1764	2284	4624	452	1364	2284	4624
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	1016	1659	2116	4325	416	1259	2116	4325
Smith Barney Premier Selections All Cap Growth Portfolio	1034	1710	2198	4472	434	1310	2198	4472
Smith Barney Multiple Discipline Trust
Multiple Discipline Portfolio—All Cap Growth and Value	2807	5818	7500	10043	2207	5418	7500	10043
Multiple Discipline Portfolio—Balanced All Cap Growth and Value	2965	6078	7721	10023	2365	5678	7721	10023
Multiple Discipline Portfolio—Global All Cap Growth and Value	4740	7619	7979	8219	4140	7219	7979	8219
Multiple Discipline Portfolio—Large Cap Growth and Value	*	*	*	*	10500*	*	*	*
The Travelers Series Trust
Equity Income Portfolio	1007	1633	2075	4250	407	1233	2075	4250
Large Cap Portfolio	1008	1636	2080	4259	408	1236	2080	4259
Lazard International Stock Portfolio	1029	1696	2176	4431	429	1296	2176	4431
MFS Emerging Growth Portfolio	1012	1648	2098	4292	412	1248	2098	4292
MFS Research Portfolio	1017	1662	2121	4333	417	1262	2121	4333
Pioneer Fund Portfolio	1023	1679	2148	4382	423	1279	2148	4382
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	1008	1636	2080	4259	408	1236	2080	4259
Strategic Equity Portfolio	1006	1630	2070	4242	406	1230	2070	4242
MFS Total Return Portfolio	1006	1630	2070	4242	406	1230	2070	4242
SB Adjustable Rate Income Portfolio – Class I	1029	1696	2176	4432	429	1296	2176	4432
Smith Barney Aggressive Growth Portfolio	1006	1630	2070	4242	406	1230	2070	4242
Smith Barney High Income Portfolio	992	1590	2006	4124	392	1190	2006	4124
Smith Barney Large Capitalization Growth Portfolio	1003	1622	2057	4217	403	1222	2057	4217
Smith Barney Mid Cap Core Portfolio	1013	1650	2103	4300	413	1250	2103	4300
Smith Barney Money Market Portfolio	977	1544	1931	3987	377	1144	1931	3987
Travelers Managed Income Portfolio	992	1590	2006	4124	392	1190	2006	4124
Van Kampen Enterprise Portfolio	999	1610	2038	4183	399	1210	2038	4183
Van Kampen Life Investment Trust
Emerging Growth Portfolio Class I Shares	1001	1616	2047	4200	401	1216	2047	4200
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	1013	1650	2103	4300	413	1250	2103	4300
Variable Insurance Products Fund II
Contrafund® Portfolio—Service Class	1001	1616	2047	4200	401	1216	2047	4200
Variable Insurance Products Fund III
Mid Cap Portfolio—Service Class 2	1018	1665	2125	4341	418	1265	2125	4341

______________

*	The portfolios of the Smith Barney Multiple Discipline Fund were established on September 23, 2002. The expense examples above are based on Fund expenses before reimbursement or waiver, which expenses reflect only 3 months of Fund activity. Using this before-reimbursement figure for the Large Cap Growth and Value Portfolio, there would be no account value after Contract

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Year one, therefore there is no amount upon which to calculate expenses in years 3, 5 and 10. Please refer to the footnotes to the Variable Funding Option Expenses Table above for the Fund expenses after voluntary reimbursement and waiver.

We and our affiliates receive payments, offsets, commissions on directed brokerage, and other revenue from some of the Underlying Funds, their affiliates or service providers for providing administrative services or other services for a fund. These services may include record keeping, printing and mailing of reports and providing customer service. The payments vary in amount and currently we may receive payments at an annual rate of up to .50% of the average net amount invested in the Underlying Fund on behalf of the Separate Accounts. There may be other payments besides those mentioned above. However, there are no additional charges or expenses to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

We encourage you to compare and contrast the fees, expenses, benefits and features of the variable annuity described in this prospectus against those of other investment products, including other variable annuity products offered by us. Before purchasing this or any other investment product you should consider whether this or any other product is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and other personal characteristics or needs.

CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

THE ANNUITY CONTRACT

Travelers Life & Annuity Vintage L Variable Annuity is a contract between the Contract Owner (“you”) and the Company. This is the prospectus — it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

We encourage you to compare and contrast the fees, expenses, benefits and features of the variable annuity described in this prospectus against those of other investment products, including other variable annuity products offered by us. Before purchasing this or any other investment product you should consider whether this or any other product is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and other personal characteristics or needs.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the “Maturity Date.” The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account (“Separate Account Contract Value”) or interest on the amounts you allocate to the Fixed Account (“Fixed Account Contract Value”). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term “Written Request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

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Purchase Payments

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

Accumulation Units

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. An Accumulation Unit works like a share of a mutual fund. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

The Variable Funding Options

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Please note that during extended periods of low interest rates, the yields of the Underlying Fund that invest in the Smith Barney Money Market Portfolio may also become extremely low and possibly negative after the deduction of fees and charges. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.

If any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. A substituted Underling Fund may have different fees and expenses. Substitution may be made with respect to existing Contract Value or future Purchase Payments, or both for some or all classes of contracts. In addition, we may close Variable Funding Options to allocation of Purchase Payments or Contract Value, or both for some or all classes of Contracts, at anytime in our sole discretion. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

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Funding Option	Investment Objective	Investment Adviser/Subadviser

AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Growth and Income Portfolio — Class B	Seeks reasonable current income and appreciation. The Fund normally invests in dividend-paying common stocks considered to be good quality.	Alliance Capital Management L.P.(“Alliance”)
AllianceBernstein Premier Growth Portfolio — Class B	Seeks growth of capital. The Fund normally invests in equity securities of a relatively small number of intensely researched U.S. companies.	Alliance
American Funds Insurance Series
Global Growth Fund — Class 2 Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies located around the world.	Capital Research and Management Co.(“CRM”)
Growth Fund — Class 2 Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies that appear to offer superior opportunities for growth of capital.	CRM
Growth-Income Fund — Class 2 Shares	Seeks capital appreciation and income. The Fund normally invests in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.	CRM
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 Shares	Seeks long-term capital growth. The Fund normally invests in small capitalization companies.	Franklin Advisers, Inc.
Mutual Shares Securities Fund — Class 2 Shares	Seeks capital appreciation. Income is a secondary objective. The Fund normally invests in equity securities of companies believed to be undervalued.	Franklin Mutual Advisers, LLC
Templeton Developing Markets Securities Fund — Class 2 Shares	Seeks long-term capital appreciation. The Fund normally invests in the investments of emerging market countries, primarily equity securities.	Templeton Asset Management Ltd.
Templeton Foreign Securities Fund — Class 2 Shares	Seeks long-term capital growth. The Fund normally invests in investments, primarily equity securities, of issuers located outside of the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC
Greenwich Street Series Fund
Appreciation Portfolio	Seeks long- term appreciation of capital. The Fund normally invests in equity securities of U.S. companies.	Smith Barney Fund Management LLC (“SBFM”)
Greenwich Street Series Fund (continued)
Diversified Strategic Income Portfolio	Seeks high current income. The Fund normally invests in fixed income securities.	SBFM Subadviser: Smith Barney Global Capital Management, Inc.
Equity Index Portfolio — Class II Shares	Seeks investment results that, before expenses, correspond to the price and yield performance of the S&P 500 Index. The Fund normally invests in equity securities, or other investments with similar economic characteristics that are included in the S&P 500 Index.	Travelers Investment Management Company (“TIMCO”)
Fundamental Value Portfolio	Seeks long-term capital growth. Current income is a secondary consideration. The Fund normally invests in common stocks, and common stock equivalents of companies, believed to be undervalued.	SBFM
Janus Aspen Series
Mid Cap Growth Portfolio — Service Shares	Seeks capital growth. The Fund normally invests in equity securities of mid-sized companies.	Janus Capital Management LLC (“Janus Capital”)
Lazard Retirement Series, Inc.
Lazard Retirement Small Cap Portfolio	Seeks long-term capital appreciation. The Fund normally invests in equity securities, principally common stocks, of relatively small U.S. companies that are believed to be undervalued based on their earnings, cash flow or asset values.	Lazard Asset Management, LLC

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Funding Option	Investment Objective	Investment Adviser/Subadviser

Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	Seeks long-term growth of capital and income without excessive fluctuations in market value. The Fund normally invests in equity securities of large, seasoned, U.S. and multinational companies believed to be undervalued.	Lord Abbett & Co.
Mid-Cap Value Portfolio	Seeks capital appreciation. The Fund normally invests in common stocks of mid-sized companies believed to be undervalued.	Lord Abbett & Co.
PIMCO Variable Insurance Trust
Real Return Portfolio — Administrative Class	Seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Fund normally invests in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments or government sponsored enterprises.	Pacific Investment Management Company LLC
Total Return Portfolio — Administrative Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Fund normally invests in intermediate maturity fixed income securities.	Pacific Investment Management Company LLC
Putnam Variable Trust
Putnam VT International Equity Fund — Class IB Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies outside the U S.	Putnam
Putnam VT Small Cap Value Fund — Class IB Shares	Seeks capital appreciation. The Fund normally invests in the common stocks of U.S. companies believed to be undervalued in the market.	Putnam
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	Seeks capital appreciation. The Fund normally invests in common stocks and their equivalents of companies believed to be undervalued in the marketplace.	Salomon Brothers Asset Management (“SBAM”)
Investors Fund — Class I	Seeks long term growth of capital. Secondarily seeks current income. The Fund normally invests in common stocks of established companies.	SBAM
Small Cap Growth Fund — Class I	Seeks long term growth of capital. The Fund normally invests in equity securities of companies with small market capitalizations.	SBAM
Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio	Seeks capital appreciation. The Fund normally invests in the equity securities of U.S. companies with large market capitalizations.	SBFM
Smith Barney Premier Selections All Cap Growth Portfolio	Seeks long term capital growth. The Fund consists of a Large Cap Growth segment, Mid Cap Growth segment and Small Cap Growth segment. All three segments normally invest in equity securities. The Large Cap Growth segment invests in large sized companies. The Mid Cap Growth segment invests in medium sized companies. The Small Cap Growth segment invests in small sized companies.	SBFM
Smith Barney Multiple Discipline Trust
Multiple Discipline Portfolio — All Cap Growth and Value	Seeks long-term growth of capital. The Fund normally invests in equity securities within all market capitalization ranges. The Fund consists of two segments. The All Cap Growth segment combines the growth potential of small to medium companies with the stability of high-quality large company growth stocks. The All Cap Value segment invests in companies whose market prices are attractive in relation to their business fundamentals.	SBFM

17

Funding Option	Investment Objective	Investment Adviser/Subadviser

Multiple Discipline Portfolio — Balanced All Cap Growth and Value	Seeks long-term growth of capital balanced principal preservation. The Fund normally invests in equity and fixed-income growth securities. The Fund consists of three segments. The All Cap Growth segment combines the growth potential of small to medium companies with the stability of high-quality large company growth stocks. The All Cap Value segment invests in companies whose market prices are attractive in relation to their business fundamentals. The Government Securities Management (7-Year) segment invests in short and intermediate term U.S. government securities with an average maturity of 7 years.	SBFM
Multiple Discipline Portfolio — Global All Cap Growth and Value	Seeks long-term growth of capital. The Fund normally invests in equity securities. The Fund consists of four segments. The Large Cap Growth segment focuses on high-quality stocks with consistent growth. The Large Cap Value segment invests in established undervalued companies. The Mid/Small Cap Growth segment invests in small and medium sized companies with strong fundamentals and earnings growth potential. The International/ADR segment seeks to build long-term well-diversified portfolios with exceptional risk/reward characteristics.	SBFM
Smith Barney Multiple Discipline Trust (continued)
Multiple Discipline Portfolio — Large Cap Growth and Value	Seeks long-term growth of capital. The Fund normally invests in equity securities of companies with large market capitalizations. The Fund consists of two segments. The Large Cap Growth segment focuses on high-quality stocks with consistent growth. The Large Cap Value segment invests in established undervalued companies.	SBFM
The Travelers Series Trust
Equity Income Portfolio	Seeks reasonable income. The Fund normally invests in equity securities with a focus on income producing equities.	TAMIC Subadviser: Fidelity Management & Research Company (“FMR”)
Large Cap Portfolio	Seeks long term growth of capital. The Fund normally invests in the securities of companies with large market capitalizations.	TAMIC Subadviser: FMR
Lazard International Stock Portfolio	Seeks capital appreciation. The Fund normally invests in equity securities of non-U.S. domiciled companies located in developed markets.	TAMIC Subadviser: Lazard Asset Management
MFS Emerging Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in common stock and related securities of emerging growth companies.	TAMIC Subadviser: Massachusetts Financial Services (“MFS”)
MFS Research Portfolio	Seeks long term growth of capital and future income. The Fund normally invests in the common stocks of companies of any size.	TAMIC Subadviser: MFS
Pioneer Fund Portfolio	Seeks reasonable income and capital growth. The Fund normally invests in equity securities that are carefully selected, reasonably priced securities.	TAMIC Subadviser: Pioneer Investment Management Inc.
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	Seeks capital appreciation. The Fund normally invests in common stocks of companies that are likely to benefit from new products, services or processes or have experienced above-average earnings growth.	Travelers Investment Adviser Inc. (“TIA”) Subadviser: AIM Capital Management Inc.
Strategic Equity Portfolio	Seeks capital appreciation. The Fund normally invests in equity securities, primarily in common stocks of domestic issuers, and is not constrained to any particular investment style.	TIA Subadviser: Fidelity Management & Research Company

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Funding Option	Investment Objective	Investment Adviser/Subadviser

MFS Total Return Portfolio	Seeks above average income consistent with the prudent employment of capital. Secondarily, seeks growth of capital and income. The Fund normally invests in a broad range of equity and fixed-income securities of both U.S. and foreign issuers.	TIA Subadviser: MFS
SB Adjustable Rate Income Portfolio – Class I	Seeks high current income and to limit the degree of fluctuation of its net asset value resulting from movements in interest rates. The Fund normally invests in adjustable rate securities.	Smith Barney Fund Management, LLC
Smith Barney Aggressive Growth Portfolio	Seeks long-term capital appreciation. The Fund normally invests in common stocks of companies that are experiencing, or are expected to experience, growth in earnings.	SBFM
Smith Barney High Income Portfolio	Seeks high current income. Secondarily, seeks capital appreciation. The Fund normally invests in high yield corporate debt and preferred stock of U.S. and foreign issuers.	SBFM
Smith Barney Large Capitalization Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in equities, or similar securities, of companies with large market capitalizations.	SBFM
Travelers Series Fund Inc. (continued)
Smith Barney Mid Cap Core Portfolio	Seeks long-term growth of capital. The Fund normally invests in equities, or similar securities, of medium sized companies.	SBFM
Smith Barney Money Market Portfolio	Seeks to maximize current income consistent with preservation of capital. The Fund seeks to maintain a stable $1 share price. The Fund normally invests in high quality U.S. short-term debt securities.	SBFM
Travelers Managed Income Portfolio	Seeks high current income consistent with prudent risk of capital. The Fund normally invests in U.S. corporate debt and U.S. government securities.	TAMIC
Van Kampen Enterprise Portfolio	Seeks capital appreciation. The Fund normally invests in common stocks of growth companies.	TIA Subadviser: Van Kampen Asset Management Inc. (“Van Kampen”)
Van Kampen Life Investment Trust
Emerging Growth Portfolio Class I Shares	Seeks capital appreciation. The Fund normally invests in common stocks of emerging growth companies.	Van Kampen
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	Seeks long term capital growth. The Fund normally invests in equity securities of small cap companies and related investments.	Citi Fund Management, Inc.
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class	Seeks long term capital appreciation. The Fund normally invests in common stocks of companies whose value may not be fully recognized by the public.	FMR
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2	Seeks long term growth of capital. The Fund normally invests in common stocks of companies with medium market capitalizations.	FMR

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FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

    the ability for you to make withdrawals and surrenders under the Contracts;
    the death benefit that is paid on the first death of the Contract Owner(s) or Annuitant;
    the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs);
    administration of the annuity options available under the Contracts;
    the distribution of various reports to Contract Owners; and
    the ability to engage in telephone and Internet transactions.

Costs and expenses we incur include:

    losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;
    sales and marketing expenses including commission payments to your sales agent; and
    other costs of doing business.

Risks we assume include:

    that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;
    that the amount of the death benefit will be greater than the Contract Value; and
    that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

20

Withdrawal Charge

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for four years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

Years Since Initial Purchase Payment		Withdrawal Charge

Greater than or Equal To	But less than
0 years	1 year	6%
1 year	2 years	5%
2 years	3 years	4%
3 years	4 years	3%
4 + years		0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

(a)	any Purchase Payment to which no withdrawal charge applies, then

(b)	any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

(c)	any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

(d)	any Contract earnings

We will not deduct a withdrawal charge if Purchase Payments are distributed:

    due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)
    if a lifetime annuity payout has begun, after the first Contract Year under the Managed Distribution Program
    if you elect Annuity Payments for a fixed period of at least five years after the first Contract Year

Partial Withdrawals will be prorated from all Underlying Funds unless you specify otherwise on the Surrender Request Form. If you request a Partial Withdrawal, the amount that you receive may be less than your requested withdrawal amount due to the deduction of applicable taxes and charges, including the Withdrawal Charge. If you want the full requested withdrawal amount you must check the “Net” box on the Surrender Request Form and we will add the amount of the applicable taxes and charges to your requested withdrawal amount.

Free Withdrawal Allowance

The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.

Beginning in the second Contract Year you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

Transfer Charge

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

Administrative Charges

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August.

21

This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

            (1)   from the distribution of death proceeds

            (2)   after an annuity payout has begun, or

            (3)   if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called “sub-account administrative charge”) on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

Mortality and Expense Risk Charge

Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product. If you select the Annual Step-Up Death Benefit the M&E charge is 1.70% annually. If you select the Roll-Up Death Benefit the M&E charge is 1.90% annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

GMWB Charge

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each Funding Option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

E.S.P. Charge

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.15% of the amounts held in each Funding Option.

Variable Liquidity Benefit Charge

If the Variable Liquidity Benefit is selected (available during the annuitization phase only), there is a maximum surrender charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

Years Since Initial Purchase Payment		Surrender Charge

Greater than or Equal To	But less than
0 years	1 year	6%
1 year	2 years	5%
2 years	3 years	4%
3 years	4 years	3%
4 + years		0%

Please refer to The Annuity Period for a description of this benefit.

Variable Funding Option Expenses

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses.

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Premium Tax

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

Changes in Taxes Based upon Premium or Value

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

TRANSFERS

Up to 30 days before the Maturity Date, you may transfer all or part of the Contract Value between Variable Funding Options. Please note that the contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

1.	Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Contract Owners. In making this determination, we will consider, among other things, the following factors:
        the total dollar amount being transferred
        the number of transfers you made within the previous three months whether your transfers follow a pattern designed to take advantage of short term market fluctuations whether your transfers are part of a group of transfers made by a third party on behalf of the individual Contract Owners in the group
2.	Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple Contract Owners. We will notify you in writing before we restrict transfers. We may, among other things:
        reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

If we choose to enforce our contractual rights to restrict transfers to once every six months, we will so notify you in writing.

Future Modifications. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus.

We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the Maturity Date, you may make transfers only if allowed by your contract or with our consent. These restrictions are subject to any state law requirements.

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Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

There are no charges for transfers, however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since different Underlying Funds have different expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, you should consider the inherent risks involved in making transfers.

Dollar Cost Averaging

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no charge for this program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in the applicable time period. Please note that interest will accrue on a declining amount of Fixed Account Value. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payment s and accrued interest in this Program on a level basis to the selected Funding Options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that, transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the Dollar Cost Averaging Program. In that event, transfers will be made from the Money Market Variable Funding Option.

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ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business on the business day we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period. Outstanding loans will reduce values and benefits under the Contract.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

Guaranteed Minimum Withdrawal Benefit (“GMWB” or “Principal Guarantee”)

For an additional charge, you may elect GMWB, a living benefit that guarantees return of your Purchase Payments regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner.

Your initial Purchase Payment is used to determine your initial remaining benefit base, (“RBB”), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit (“AWB”).

If you make your first withdrawal within three full years after you purchased GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after you purchased GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If you take a partial withdrawal, and your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent Purchase Payments or take withdrawals from your Contract, as described below.

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

Withdrawals: If the total of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will

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recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

For example, assume your initial Purchase Payment is $100,000, your age is less than 70, and a withdrawal of $10,000 is taken in contract year two:

	Assumes 15% gain on investment			Assumes 15% loss on investment
	Contract Value	RBB	AWB (5%)	Contract Value	RBB	AWB (5%)
Value s As Of
Contract date	$100,000	$100,000	$5,000	$100,000	$100,000	$5,000
Immediately prior to withdrawal, Contract Year two	$115,000	$100,000	$5,000	$85,000	$100,000	$5,000
		$91,304	$4,565		$88,235	$4,412
Immediately after withdrawal, Contract Year two	$105,000	[100,000 – (100,000 ×10,000/115,000)]	[5,000 – (5,000 ×10,000/115,000)]	$75,000	[100,000 – (100,000 × 10,000/85,000)]	[5,000– (5,000 ×10,000/85,000)]
Change in value due to withdrawal (Partial Surrender Reduction)	$10,000	$8,696	$435	$10,000	$11,765	$588

Any time on or after the 5th Contract Date anniversary, you may choose to reset your RBB to equal your current Contract Value. Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. The current charge in effect at the time of the reset will apply. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the contract is prior to your third Contract Date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third contract year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

    AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.
    The total annual payment amount will equal the AWB and will never exceed your RBB, and
    We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Systematic Withdrawals

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic

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withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 ½. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

Managed Distribution Program. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70½. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

OWNERSHIP PROVISIONS

Types of Ownership

Contract Owner

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonqualified Contracts. You have sole power during the Annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership or make additional Purchase Payments.

Joint Owner. For Nonqualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

Beneficiary

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

Annuitant

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

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Please note: Naming different persons as owner and annuitant may affect whether certain benefits are payable, the amount of these benefits, and who will receive them. Use care when naming owners, annuitants, and beneficiaries, and consult your agent if you have any questions.

Contingent Annuitant

You may name one individual as a contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

    the death benefit will not be payable upon the Annuitant’s death the Contingent Annuitant becomes the Annuitant
    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance (“Death Report Date”).

Note: If the owner dies before the Annuitant, the Death Benefit is recalculated replacing all references to “Annuitant” with “Owner.”

Death Proceeds Before the Maturity Date

Annual Step-Up Death Benefit

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

(1)	the Contract Value on the Death Report Date

(2)	your adjusted Purchase Payment (see below) or

(3)	the Step-Up Value (if any, as described below)

Roll-Up Death Benefit

If the Annuitant dies before age 80, the death benefit will be the greatest of:	the Contract Value on the Death Report Date;
your adjusted Purchase Payment (see below);
the Step-Up Value, if any, as described below
the Roll-Up Death Benefit Value (as described below)

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If the Annuitant dies on or after age 80, the death benefit will be the greatest of:	the Contract Value on the Death Report Date;
your adjusted Purchase Payment (see below) or
the Step-Up Value, if any, as described below, or
the Roll-Up Death Benefit Value (as described below) on the Annuitant’s 80th birthday, plus any additional Purchase Payments and minus any partial surrender reductions (as described below) that occur after the Annuitant’s 80th birthday.

Adjusted Purchase Payment. The initial adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the adjusted Purchase Payment is reduced by a partial surrender reduction, described below.

Step-Up Value (for Annual Step-Up and Roll-Up Death Benefits)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant’s 80th birthday and before the Annuitant’s death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up value on or after the Annuitant’s 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

Roll-Up Death Benefit Value

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

            a)   is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

            b)   is any Purchase Payment made during the previous Contract Year

            c)   is any partial surrender reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

            a)   is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

            b)   is any Purchase Payment made since the previous Contract Date anniversary

            c)   is any partial surrender reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions (as described below).

Partial Surrender Reductions.

Adjusted Purchase Payment: The partial surrender reduction equals (1) the adjusted purchase payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

Step-Up and Roll-Up Value: The partial surrender reduction equals (1) the death benefit (step-up or roll-up value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

Example of Partial Surrender Reduction. For example, assume your current Contract Value is $55,000. If your current adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

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            50,000 x (10,000/55,000) = 9,090

Your new adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

            50,000 x (10,000/30,000) = 16,666

Your new adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-16,666, or $33,334.

If you have elected GMWB, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable partial surrender reduction, the partial surrender reduction will not be applied to your death benefit. Instead, if you have made withdrawals under your contract, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

Enhanced Stepped-Up Provision (“E.S.P.”). (This provision is not available to a customer when either the Annuitant or Contract Owner is age 76 or older on the rider effective date.)

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

If the Annuitant is younger than age 70 on the rider effective date, 40% of the lesser of: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

If the Annuitant is between the ages of 70 and 75 on the rider effective date, 25% of the lesser of: (1) 200% of the modified Purchase Payments (described below) excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

The initial modified Purchase Payment is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

The partial surrender reduction is equal to: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

            50,000 X (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 - $9,090 = 40,910

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

            50,000 X (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 - 16,666 = $33,334

Payment of Proceeds

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information

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is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

Nonqualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*
Owner (who is not the Annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Owner (who is the Annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Non-spousal Joint Owner (who is not the Annuitant)	The surviving joint owner.		Yes

Non-spousal Joint Owner (who is the Annuitant)	The beneficiary (ies), or, if none, to the surviving joint owner.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.	Yes

Spousal Joint Owner (who is not the Annuitant)	The surviving joint owner.	Unless the spouse elects to continue the Contract.	Yes

Spousal Joint Owner (who is the Annuitant)	The beneficiary (ies), or, if none, to the surviving joint owner.	Unless the spousal beneficiary elects to continue the Contract.

		A spouse who is not the beneficiary may decline to receive the proceeds or to continue the Contract and instruct the Company to pay the beneficiary.	Yes

Annuitant (who is not the Contract Owner)	The beneficiary (ies), or if none, to the Contract Owner.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.

		Or, if there is a Contingent Annuitant, then the Contingent Annuitant becomes the Annuitant and the Contract continues in effect (generally using the original Maturity Date). The proceeds will then be paid upon the death of the Contingent Annuitant or owner.	Yes

Annuitant (who is the Contract Owner)	See death of “owner who is the Annuitant” above.		Yes

Annuitant (where owner is a non-natural entity/trust)	The beneficiary (ies), or if none, to the owner.		Yes (Death of Annuitant is treated as death of the owner in these circumstances.)

Contingent Annuitant (assuming Annuitant is still alive)	No death proceeds are payable; Contract continues.		N/A

Beneficiary	No death proceeds are payable; Contract continues.		N/A

Contingent Beneficiary	No death proceeds are.		N/A

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Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*
payable; Contract continues.

Qualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*
Owner / Annuitant	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Beneficiary	No death proceeds are payable; Contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

______________

*	Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

Spousal Contract Continuance (subject to availability – does not apply if a non-spouse is a joint owner)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. There is no additional charge to continue the Contract; however, all other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

Beneficiary Contract Continuance (not permitted for non-natural beneficiaries)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued contract (the "adjusted Contract Value") will equal the greater

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of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

    transfer ownership
    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary (“succeeding beneficiary”) and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued contract will be based on the beneficiary’s age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

Planned Death Benefit

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

    through an annuity for life or a period that does not exceed the beneficiary's life expectancy, or under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a Planned Death Benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

Death Proceeds after the Maturity Date

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

THE ANNUITY PERIOD

Maturity Date

Under the Contract, you can receive regular payments (“Annuity Payments”). You can choose the month and the year in which those payments begin (“Maturity Date”). You can also choose among annuity options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life, (b) for life with a minimum number of payments, (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time thirteen months after the Contract Date. Unless you elect otherwise, the Maturity Date will be the Annuitant’s 90th birthday or ten years after the effective date of the Contract, if later.

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At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant’s 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain qualified Contracts upon either the later of the Contract Owner’s attainment of age 70½ or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

Allocation of Annuity

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers”)

Variable Annuity

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.< /font>

Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

Fixed Annuity

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

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PAYMENT OPTIONS

Election of Options

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant’s lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

Annuity Options

Subject to the conditions described in Election of Options above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 — Life Annuity — No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 — Payments for a Fixed Period Without Life Contingency (see Variable Liquidity Benefit below). We will make periodic payments for the period selected.

Option 6 – Other Annuity Options – We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

Variable Liquidity Benefit

This benefit is only offered with Payments for Fixed Period Option without Life Contingency variable annuity option.

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At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a surrender charge not to exceed the maximum surrender charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

MISCELLANEOUS CONTRACT PROVISIONS

Right to Return

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the “right to return period”). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

Termination

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

Required Reports

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner’s ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

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THE SEPARATE ACCOUNTS

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a lar ger combined fund.

Performance Information

From time to time, we may advertise several types of historical performance for the Contract’s Variable Funding Options. We may advertise the “standardized average annual total returns” of the Variable Funding Option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the Variable Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

For Underlying Funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflect the investment performance that such funding options would have achieved (reduced by the applicable charges) had the Underlying Fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

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General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the Variable Funding Options.

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

Non-Resident Aliens

Distributions to non-resident aliens (“NRAs”) are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

General Taxation of Annuities

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax-deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of Contract, qualified or nonqualified, and the manner in which the money is distributed, as briefly described below.

Tax-Free Exchanges: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

Types of Contracts: Qualified or Nonqualified

If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as nonqualified.

Nonqualified Annuity Contracts

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under

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applicable tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the first of joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

Puerto Rico Tax Considerations

The Puerto Rico Internal Revenue Code of 1994 (the “1994 Code”) taxes distributions from nonqualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. Similarly, the amount of income on annuity distributions (payable over your lifetime) is calculated differently. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes, an individual may not get full credit because of the timing differences. You should consult w ith a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

Qualified Annuity Contracts

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including lump-sum withdrawals and Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other qualified Contracts. There are special rules that govern the taxation of qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Please consult your employer or tax adviser regarding this issue.

Penalty Tax for Premature Distributions

For both Qualified and Nonqualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59½ will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or

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disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

Diversification Requirements for Variable Annuities

The Code requires that any nonqualified variable annuity Contracts based on a Separate Account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax-deferred treatment. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

Ownership of the Investments

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

Mandatory Distributions for Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70½. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70½ or the year of retirement.

Minimum Distributions for Beneficiaries When a death benefit becomes due upon the death of the owner and/or Annuitant, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a Payment Option, they are taxed in the same way as Annuity Payments.

OTHER INFORMATION

The Insurance Companies

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business

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in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

Financial Statements

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

Distribution of Variable Annuity Contracts

Distribution and Principal Underwriting Agreement. Travelers Distribution LLC (“TDLLC”) serves as principal underwriter for each Separate Account and the Contract, which is offered on a continuous basis, pursuant to the terms of the Distribution and Principal Underwriting Agreement among each Separate Account, TDLLC and the Company. TDLLC’s principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission (SEC) under the Securities Exchange Act of 1934 (the 1934 Act), as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. (NASD). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor does not retain any fees on the Contracts.

TDLLC enters into selling agreements with broker-dealers, including Tower Square Securities, Inc. (Tower Square), which is affiliated with the Company and each Separate Account, to distribute (sell) the Contracts. TDLLC and these broker-dealers are registered with the SEC and are members of the National Association of Securities Dealers, Inc. (NASD). We intend to sell the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved. Anyone selling the Contract must be a registered representative of a broker-dealer and must also be licensed as an insurance agent to sell variable products.

Compensation. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts to broker-dealers who have selling agreements with TDLLC. Compensation paid on the Contracts, as well as other incentives or payments, are not charged directly to the policy owners of the separate account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy.

The amount of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments if up-front compensation is paid to sales agents and 2% annually of average account value if asset based compensation is paid to sales agents.

Because sales representatives of Tower Square are also agents of the Company, they are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs offered by the Company. These programs include conferences, seminars, meals, sporting events, theater performances, payments for travel, lodging and entertainment, prizes, and awards, subject to applicable regulatory requirements. Sales of the contracts may help sales representatives qualify for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation.

Certain broker-dealers may receive an additional bonus after the first Policy year for sales by their sales representatives, which may be up to the amount of the basic commission for the particular Policy year. These broker-dealers may share the bonus or other compensation with their sales representatives. In addition, we may reimburse these broker-dealers for portions of their sales expenses. In addition, we may pay additional fees or compensation to entities that distribute or carry our products.

Conformity with State and Federal Laws

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes,

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including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

Voting Rights

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next report to Contract Owners.

Legal Proceedings and Opinions

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

There are no pending legal proceedings affecting either Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse effect on the ability of either Company to meet its obligations under the applicable Contract.

42

APPENDIX A — CONDENSED FINANCIAL INFORMATION

THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following tables provide the Accumulation Unit Value information for the Separate Account Annual Expenses of 1.85% = (Annual Step-Up Death Benefit with no optional features selected) and the Separate Account Annual Expenses of 2.05% = (Roll-Up Death Benefit with no optional features selected). No other Accumulation Unit Value information for other combinations of Separate Account Annual Expenses is provided because such combinations were not available through the Separate Account as of 12/31/02.

1.70 M&E, 0.15 Adm = 1.85% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AllianceBernstein Variable Product Series Fund, Inc.
Growth & Income Portfolio — Class B (6/02)	2002	1.000	0.786	70,619

Premier Growth Portfolio — Class B (5/02)	2002	1.183	0.803	4,743
	2001	1.000	1.183	—

American Funds Insurance Series
Global Growth Fund — Class 2 (2/02)	2002	1.188	0.995	108,035
	2001	1.000	1.188	—

Growth Fund — Class 2 (12/01)	2002	1.238	0.918	519,111
	2001	1.000	1.238	5,663

Growth-Income Fund — Class 2 (12/01)	2002	1.143	0.916	825,826
	2001	1.000	1.143	6,095

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 (5/02)	2002	1.228	0.859	73,361
	2001	1.000	1.228	—

Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.842	112,568

Templeton Foreign Securities Fund — Class 2 (5/02)	2002	1.134	0.907	136,180
	2001	1.000	1.134	—

Greenwich Street Series Fund
Appreciation Portfolio (2/02)	2002	1.137	0.920	523,480
	2001	1.000	1.137	—

THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm = 1.85% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Diversified Strategic Income Portfolio (3/02)	2002	1.012	1.041	144,253
	2001	1.000	1.012	—

Equity Index Portfolio — Class II Shares (6/02)	2002	1.141	0.870	208,514
	2001	1.000	1.141	—

Fundamental Value Portfolio (2/02)	2002	1.173	0.906	528,533
	2001	1.000	1.173	—

Janus Aspen Series
Mid-Cap Value Portfolio — Service Shares (4/02)	2002	1.158	0.817	43,642
	2001	1.000	1.158	—

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (2/02)	2002	1.003	1.074	3,411,930
	2001	1.000	1.003	—

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/02)	2002	1.138	0.919	63,610
	2001	1.000	1.138	—

Putnam VT Small Cap Value Fund — Class IB Shares (3/02)	2002	1.221	0.980	182,271
	2001	1.000	1.221	—

Salomon Brothers Variable Series Fund Inc.
All Cap Fund — Class I (12/01)	2002	1.127	0.829	482,311
	2001	1.000	1.127	6,229

Investors Fund — Class I (2/02)	2002	1.134	0.856	316,814
	2001	1.000	1.134	—

Small Cap Growth Fund — Class I (5/02)	2002	1.255	0.805	20,161
	2001	1.000	1.255	—

THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm = 1.85% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney Multiple Discipline Trust
Multiple Discipline Portfolio — All Cap Growth Portfolio (10/02)	2002	1.000	1.060	228,011

Multiple Discipline Portfolio — Balanced All Cap Growth Portfolio (10/02)	2002	1.000	1.037	367,255

Multiple Discipline Portfolio — Global All Cap Growth Portfolio (10/02)	2002	1.000	1.073	27,934

Multiple Discipline Portfolio — Large Cap Growth Portfolio (10/02)	2002	1.000	1.068	43,322

The Travelers Series Trust
Equity Income Portfolio (5/02)	2002	1.130	0.955	132,792
	2001	1.000	1.130	—

Large Cap Portfolio (6/02)	2002	1.138	0.862	71,115
	2001	1.000	1.138	—

MFS Emerging Growth Portfolio (8/02)	2002	1.219	0.787	33,294
	2001	1.000	1.219	—

MFS Research Portfolio (8/02)	2002	1.151	0.846	27,272
	2001	1.000	1.151	—

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/02)	2002	1.206	0.901	89,349
	2001	1.000	1.206	—

THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm = 1.85% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Series Fund (continued)

Strategic Equity Portfolio (4/02)	2002	1.148	0.749	83,170
	2001	1.000	1.148	—

MFS Total Return Portfolio (2/02)	2002	1.081	1.005	458,806
	2001	1.000	1.081	—

Smith Barney Aggressive Growth Portfolio (12/01)	2002	1.213	0.802	741,620
	2001	1.000	1.213	5,724

Smith Barney High Income Portfolio (3/02)	2002	1.037	0.985	201,900
	2001	1.000	1.037	—

Smith Barney Large Capitalization Growth Portfolio (2/02)	2002	1.181	0.872	384,417
	2001	1.000	1.181	—

Smith Barney Mid Cap Core Portfolio (2/02)	2002	1.233	0.979	270,753
	2001	1.000	1.233	—

Smith Barney Money Market Portfolio (4/02)	2002	1.000	0.995	2,395,570
	2001	1.000	1.000	—

Travelers Managed Income Portfolio (3/02)	2002	0.981	0.984	483,229
	2001	1.000	0.981	—

Van Kampen Enterprise Portfolio (1/00)	2002	1.194	0.828	—
	2001	1.000	1.194	—

THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm = 1.85% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class I Shares (4/02)	2002	1.134	0.752	28,027
	2001	1.000	1.134	—
	2001	1.000	1.215	—

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class (5/02)	2002	1.119	0.995	157,173
	2001	1.000	1.119	—

Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2 (3/02)	2002	1.000	0.854	289,347

THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.90 M&E, 0.15 Adm = 2.05% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AllianceBernstein Variable Product Series Fund, Inc.
Growth & Income Portfolio — Class B (6/02)	2002	1.000	0.785	—

Premier Growth Portfolio — Class B (5/02)	2002	1.182	0.801	—
	2001	1.000	1.182	—

American Funds Insurance Series
Global Growth Fund — Class 2 (2/02)	2002	1.187	0.993	—
	2001	1.000	1.187	—

Growth Fund — Class 2 (12/01)	2002	1.237	0.916	—
	2001	1.000	1.237	—

Growth-Income Fund — Class 2 (12/01)	2002	1.143	0.914	—
	2001	1.000	1.143	—

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 (5/02)	2002	1.227	0.857	—
	2001	1.000	1.227	—

Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.841	—

Templeton Foreign Securities Fund — Class 2 (5/02)	2002	1.134	0.904	—
	2001	1.000	1.134	—

Greenwich Street Series Fund
Appreciation Portfolio (2/02)	2002	1.136	0.918	—
	2001	1.000	1.136	—

Diversified Strategic Income Portfolio (3/02)	2002	1.011	1.039	—
	2001	1.000	1.011	—

Equity Index Portfolio — Class II Shares (6/02)	2002	1.141	0.867	—
	2001	1.000	1.141	—

THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.90 M&E, 0.15 Adm, = 2.05% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Fundamental Value Portfolio (2/02)	2002	1.172	0.904	—
	2001	1.000	1.172	—

Janus Aspen Series
Mid Cap Growth Portfolio — Service Shares (4/02)	2002	1.158	0.815	—
	2001	1.000	1.158	—

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (2/02)	2002	1.002	1.071	—
	2001	1.000	1.002	—

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/02)	2002	1.137	0.917	—
	2001	1.000	1.137	—

Putnam VT Small Cap Value Fund — Class IB Shares (3/02)	2002	1.220	0.977	—
	2001	1.000	1.220	—

Salomon Brothers Variable Series Fund Inc.
All Cap Fund — Class I (12/01)	2002	1.127	0.827	—
	2001	1.000	1.127	—

Investors Fund — Class I (2/02)	2002	1.133	0.854	—
	2001	1.000	1.133	—

Small Cap Growth Fund — Class I (5/02)	2002	1.255	0.802	—
	2001	1.000	1.255	—

THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.90 M&E, 0.15 Adm, = 2.05% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (9/02)	2002	1.127	0.817	—
	2001	1.000	1.127	—

Smith Barney Premier Selections All Cap Growth Portfolio (4/02)	2002	1.197	0.859	—
	2001	1.000	1.197	—
Smith Barney Multiple Discipline Trust
Multiple Discipline Portfolio — Global All Cap Growth Portfolio (10/02)	2002	1.000	1.073	—

Multiple Discipline Portfolio — Large Cap Growth Portfolio (10/02)	2002	1.000	1.068	—

The Travelers Series Trust
Equity Income Portfolio (5/02)	2002	1.129	0.952	—
	2001	1.000	1.129	—

Large Cap Portfolio (6/02)	2002	1.137	0.860	—
	2001	1.000	1.137	—

MFS Emerging Growth Portfolio (8/02)	2002	1.218	0.785	—
	2001	1.000	1.218	—

MFS Research Portfolio (8/02)	2002	1.151	0.844	—
	2001	1.000	1.151	—

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (5/02)	2002	1.206	0.899	—
	2001	1.000	1.206	—

Strategic Equity Portfolio (4/02)	2002	1.148	0.747	—
	2001	1.000	1.148	—

MFS Total Return Portfolio (2/02)	2002	1.080	1.002	—
	2001	1.000	1.080	—

Smith Barney Aggressive Growth Portfolio (12/01)	2002	1.212	0.800	—
	2001	1.000	1.212	—

THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.90 M&E, 0.15 Adm, = 2.05% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney High Income Portfolio (3/02)	2002	1.037	0.983	—
	2001	1.000	1.037	—
	2001	1.000	1.168	—

Smith Barney Large Capitalization Growth Portfolio (2/02)	2002	1.181	0.870	—
	2001	1.000	1.181	—
Smith Barney Mid Cap Core Portfolio (2/02)	2002	1.232	0.976	—
	2001	1.000	1.232	—

Smith Barney Money Market Portfolio (4/02)	2002	1.000	0.992	—
	2001	1.000	1.000	—

Travelers Managed Income Portfolio (3/02)	2002	0.980	0.981	—
	2001	1.000	0.980	—

Van Kampen Enterprise Portfolio (1/00)	2002	1.193	0.826	—
	2001	1.000	1.193	—

Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class I Shares (4/02)	2002	1.134	0.750	—
	2001	1.000	1.134	—

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (6/02)	2002	1.215	0.885	—
	2001	1.000	1.215	—

THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.90 M&E, 0.15 Adm, = 2.05% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class (5/02)	2002	1.118	0.992	—
	2001	1.000	1.118	—

Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2 (3/02)	2002	1.000	0.853	—

Notes

The number of units outstanding for the 2001 yearend have been restated to include Annuity Units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

APPENDIX B — CONDENSED FINANCIAL INFORMATION

THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following tables provide the Accumulation Unit Value information for the Separate Account Annual Expenses of 1.85% = (Step-Up Death Benefit with no optional features selected) and the Separate Account Annual Expenses of 2.05% = (Roll-Up Death Benefit with no optional features selected). No other Accumulation Unit Value information for other combinations of Separate Account Annual Expenses is provided because such combinations were not available through the Separate Account as of 12/31/02.

1.70 M&E, 0.15 Adm = 1.85% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AllianceBernstein Variable Product Series Fund, Inc.
Growth & Income Portfolio — Class B (5/02)	2002	1.000	0.786	442,063

Premier Growth Portfolio — Class B (11/01)	2002	1.183	0.803	440,010
	2001	1.000	1.183	25,673

American Funds Insurance Series
Global Growth Fund — Class 2 (10/01)	2002	1.188	0.995	579,448
	2001	1.000	1.188	53,009

Growth Fund — Class 2 (10/01)	2002	1.238	0.918	2,672,503
	2001	1.000	1.238	328,550

Growth-Income Fund — Class 2 (10/01)	2002	1.143	0.916	3,517,428
	2001	1.000	1.143	483,056

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 (10/01)	2002	1.228	0.859	479,572
	2001	1.000	1.228	19,240

Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.842	719,789

Templeton Foreign Securities Fund — Class 2 (11/01)	2002	1.134	0.907	589,742
	2001	1.000	1.134	29,133

Greenwich Street Series Fund
Appreciation Portfolio (11/01)	2002	1.137	0.920	1,845,981
	2001	1.000	1.137	203,714

THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm = 1.85% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Diversified Strategic Income Portfolio (10/01)	2002	1.012	1.041	662,115
	2001	1.000	1.012	523,138

Equity Index Portfolio — Class II Shares (10/01)	2002	1.141	0.870	903,725
	2001	1.000	1.141	46,322

Fundamental Value Portfolio (10/01)	2002	1.173	0.906	3,156,979
	2001	1.000	1.173	387,824

Janus Aspen Series
Mid Cap Growth Portfolio — Service Shares (11/01)	2002	1.158	0.817	125,487
	2001	1.000	1.158	17,376

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (10/01)	2002	1.003	1.074	8,698,076
	2001	1.000	1.003	284,980

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (10/01)	2002	1.138	0.919	285,369
	2001	1.000	1.138	52,475

Putnam VT Small Cap Value Fund — Class IB Shares (11/01)	2002	1.221	0.980	712,422
	2001	1.000	1.221	16,781

Salomon Brothers Variable Series Fund Inc.
All Cap Fund — Class I (10/01)	2002	1.127	0.829	1,972,141
	2001	1.000	1.127	277,708

THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm = 1.85% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Investors Fund — Class I (10/01)	2002	1.134	0.856	806,373
	2001	1.000	1.134	76,156

Smith Barney Investments Series
Small Cap Growth Fund — Class I (11/01)	2002	1.255	0.805	354,038
	2001	1.000	1.255	3,283
Smith Barney Premier Selections All Cap Growth Portfolio (12/01)	2002	1.198	0.861	536,721
	2001	1.000	1.198	1,868

Smith Barney Multiple Discipline Trust
Multiple Discipline Portfolio — All Cap Growth Portfolio (10/02)	2002	1.000	1.060	964,512

Multiple Discipline Portfolio — Balanced All Cap Growth Portfolio (10/02)	2002	1.000	1.037	849,098

Multiple Discipline Portfolio — Global All Cap Growth Portfolio (10/02)	2002	1.000	1.073	74,562

Multiple Discipline Portfolio — Large Cap Growth Portfolio (10/02)	2002	1.000	1.068	54,967

The Travelers Series Trust
Equity Income Portfolio (11/01)	2002	1.130	0.955	718,818
	2001	1.000	1.130	27,813

Large Cap Portfolio (10/01)	2002	1.138	0.862	226,191
	2001	1.000	1.138	36,628

MFS Emerging Growth Portfolio (11/01)	2002	1.219	0.787	179,610
	2001	1.000	1.219	4,324

MFS Research Portfolio (12/01)	2002	1.151	0.846	159,360
	2001	1.000	1.151	614

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (11/01)	2002	1.206	0.901	82,566
	2001	1.000	1.206	3,553

THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm = 1.85% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Series Fund Inc. (continued)
Strategic Equity Portfolio (11/01)	2002	1.148	0.749	654,693
	2001	1.000	1.148	122,403

MFS Total Return Portfolio (10/01)	2002	1.081	1.005	4,154,038
	2001	1.000	1.081	348,528

Smith Barney Aggressive Growth Portfolio (10/01)	2002	1.213	0.802	3,744,111
	2001	1.000	1.213	395,035

Smith Barney High Income Portfolio (10/01)	2002	1.037	0.985	807,357
	2001	1.000	1.037	54,303

Smith Barney Large Capitalization Growth Portfolio (10/01)	2002	1.181	0.872	959,386
	2001	1.000	1.181	220,733

Smith Barney Mid Cap Core Portfolio (10/01)	2002	1.233	0.979	736,476
	2001	1.000	1.233	106,957

Smith Barney Money Market Portfolio (10/01)	2002	1.000	0.995	8,019,286
	2001	1.000	1.000	4,696,068

Travelers Managed Income Portfolio (10/01)	2002	0.981	0.984	2,197,709
	2001	1.000	0.981	86,039

Van Kampen Enterprise Portfolio (11/01)	2002	1.194	0.828	50,164
	2001	1.000	1.194	—

Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class I Shares (10/01)	2002	1.134	0.752	217,610
	2001	1.000	1.134	81,986

THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.70 M&E, 0.15 Adm = 1.85% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (11/01)	2002	1.215	0.887	191,027

	2001	1.000	1.215	20,517

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class (10/01)	2002	1.119	0.995	494,365
	2001	1.000	1.119	61,062

Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2 (5/02)	2002	1.000	0.854	558,775

THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.90 M&E, 0.15 Adm = 2.05% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AllianceBernstein Variable Product Series Fund, Inc.
Growth & Income Portfolio — Class B (5/02)	2002	1.000	0.785	102,137

Premier Growth Portfolio — Class B (11/01)	2002	1.182	0.801	422,138
	2001	1.000	1.182	170,836

American Funds Insurance Series
Global Growth Fund — Class 2 (10/01)	2002	1.187	0.993	1,010,551
	2001	1.000	1.187	198,467

Growth Fund — Class 2 (10/01)	2002	1.237	0.916	1,878,262
	2001	1.000	1.237	983,277

Growth-Income Fund — Class 2 (10/01)	2002	1.143	0.914	3,413,144
	2001	1.000	1.143	514,638

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 (10/01)	2002	1.227	0.857	175,953
	2001	1.000	1.227	1,300

Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.841	111,997

Templeton Foreign Securities Fund — Class 2 (11/01)	2002	1.134	0.904	319,815
	2001	1.000	1.134	47,591

Greenwich Street Series Fund
Appreciation Portfolio (11/01)	2002	1.136	0.918	996,324
	2001	1.000	1.136	237,326

Diversified Strategic Income Portfolio (10/01)	2002	1.011	1.039	308,520
	2001	1.000	1.011	32,007

Equity Index Portfolio — Class II Shares (10/01)	2002	1.141	0.867	162,856
	2001	1.000	1.141	—

THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.90 M&E, 0.15 Adm = 2.05% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Fundamental Value Portfolio (10/01)	2002	1.172	0.904	1,831,590
	2001	1.000	1.172	423,086

Janus Aspen Series
Mid Cap Growth Portfolio — Service Shares (11/01)	2002	1.158	0.815	38,099
	2001	1.000	1.158	28,104

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (10/01)	2002	1.002	1.071	4,649,600
	2001	1.000	1.002	359,558

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (10/01)	2002	1.137	0.917	209,372
	2001	1.000	1.137	4,558

Putnam VT Small Cap Value Fund — Class IB Shares (11/01)	2002	1.220	0.977	286,310
	2001	1.000	1.220	98,292

Salomon Brothers Variable Series Fund Inc.
All Cap Fund — Class I (10/01)	2002	1.127	0.827	838,091
	2001	1.000	1.127	74,887

Investors Fund — Class I (10/01)	2002	1.133	0.854	526,307
	2001	1.000	1.133	14,994

Small Cap Growth Fund — Class I (11/01)	2002	1.255	0.802	244,170
	2001	1.000	1.255	22,533

Smith Barney Investment Series
Smith Barney Large Cap Core Portfolio (10/01)	2002	1.127	0.817	40,123
	2001	1.000	1.127	—

THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.90 M&E, 0.15 Adm = 2.05% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney Premier Selections All Cap Growth Portfolio (12/01)	2002	1.197	0.859	85,309
	2001	1.000	1.197	917
Smith Barney Multiple Discipline Trust
Multiple Discipline Portfolio — All Cap Growth Portfolio (10/02)	2002	1.000	1.060	156,519

Multiple Discipline Portfolio — Balanced All Cap Growth Portfolio (10/02)	2002	1.000	1.037	220,092

Multiple Discipline Portfolio — Global All Cap Growth Portfolio (10/02)	2002	1.000	1.073	155,053

Multiple Discipline Portfolio — Large Cap Growth Portfolio (10/02)	2002	1.000	1.068	13,418

The Travelers Series Trust
Equity Income Portfolio (11/01)	2002	1.129	0.952	397,607
	2001	1.000	1.129	10,873

Large Cap Portfolio (10/01)	2002	1.137	0.860	95,934
	2001	1.000	1.137	8,222

MFS Emerging Growth Portfolio (11/01)	2002	1.218	0.785	322,036
	2001	1.000	1.218	25,458

MFS Research Portfolio (12/01)	2002	1.151	0.844	226,138
	2001	1.000	1.151	20,414

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (11/01)	2002	1.206	0.899	99,352
	2001	1.000	1.206	12,840

Strategic Equity Portfolio (11/01)	2002	1.148	0.747	286,272
	2001	1.000	1.148	85,438

MFS Total Return Portfolio (10/01)	2002	1.080	1.002	2,625,598
	2001	1.000	1.080	476,441

THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.90 M&E, 0.15 Adm = 2.05% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Series Fund (continued)
Smith Barney Aggressive Growth Portfolio (10/01)	2002	1.212	0.800	2,025,793
	2001	1.000	1.212	522,726

Smith Barney High Income Portfolio (10/01)	2002	1.037	0.983	446,090
	2001	1.000	1.037	29,916

	2001	1.000	1.101	171,941
Smith Barney Large Capitalization Growth Portfolio (10/01)	2002	1.181	0.870	518,804
	2001	1.000	1.181	61,317

Smith Barney Mid Cap Core Portfolio (10/01)	2002	1.232	0.976	485,483
	2001	1.000	1.232	97,391

Smith Barney Money Market Portfolio (10/01)	2002	1.000	0.992	1,669,540
	2001	1.000	1.000	207,523

Travelers Managed Income Portfolio (10/01)	2002	0.980	0.981	969,658
	2001	1.000	0.980	126,164

Van Kampen Enterprise Portfolio (11/01)	2002	1.193	0.826	105,425
	2001	1.000	1.193	46,933

Van Kampen Life Investment Trust
Emerging Growth Portfolio — Class I Shares (10/01)	2002	1.134	0.750	156,956
	2001	1.000	1.134	69,805

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (11/01)	2002	1.215	0.885	77,835
	2001	1.000	1.215	—

THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.90 M&E, 0.15 Adm = 2.05% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class (10/01)	2002	1.118	0.992	223,681
	2001	1.000	1.118	74,817

Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2 (5/02)	2002	1.000	0.853	148,547

Notes

The number of units outstanding for the 2001 year-end have been restated to include Annuity Units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

APPENDIX C

THE FIXED ACCOUNT

The Fixed Account is part of the Company’s general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company’s general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

Transfers

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

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APPENDIX D

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

      The Insurance Company
      Principal Underwriter
      Distribution and Principal Underwriting Agreement
      Valuation of Assets
      Performance Information
      Federal Tax Considerations
      Independent Auditors
      Condensed Financial Information
      Financial Statements

Copies of the Statement of Additional Information dated August 11, 2003 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to: The Travelers Life and Annuity Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-19987S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-19987S-TLAC.

Name:
Address:

D-1

L-19987	August 11, 2003